UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01424

AIM Equity Funds (Invesco Equity Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	04/30/20

Item 1.	Reports to Stockholders.

Semiannual Report to Shareholders	April 30, 2020

Invesco Charter Fund
Nasdaq:
A: CHTRX ∎ C: CHTCX ∎ R: CHRRX ∎ S: CHRSX ∎ Y: CHTYX ∎ R5: CHTVX ∎ R6: CHFTX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

Bruce Crockett

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

Andrew Schlossberg

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                      Invesco Charter Fund

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.44%
Class C Shares	-4.78
Class R Shares	-4.57
Class S Shares	-4.40
Class Y Shares	-4.28
Class R5 Shares	-4.24
Class R6 Shares	-4.18
S&P 500 Index▼ (Broad Market Index)	-3.16
Russell 1000 Index▼ (Style-Specific Index)	-3.56
Lipper Large-Cap Core Funds Index∎ (Peer Group Index)	-4.74

Source(s): ▼ RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trade mark of the Frank Russell Co.

The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                      Invesco Charter Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.12%
10 Years	6.46
5 Years	2.73
1 Year	-8.00

Class C Shares
Inception (8/4/97)	4.87%
10 Years	6.26
5 Years	3.12
1 Year	-4.18

Class R Shares
Inception (6/3/02)	6.09%
10 Years	6.79
5 Years	3.64
1 Year	-2.86

Class S Shares
Inception (9/25/09)	7.81%
10 Years	7.17
5 Years	4.00
1 Year	-2.54

Class Y Shares
Inception (10/3/08)	7.63%
10 Years	7.34
5 Years	4.17
1 Year	-2.31

Class R5 Shares
Inception (7/30/91)	7.83%
10 Years	7.44
5 Years	4.24
1 Year	-2.31

Class R6 Shares
10 Years	7.40%
5 Years	4.32
1 Year	-2.20
Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                      Invesco Charter Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                      Invesco Charter Fund

Schedule of Investments(a)

April 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-98.52%
Aerospace & Defense-3.49%
Lockheed Martin Corp.	253,197	$ 98,508,825

Air Freight & Logistics-1.37%
C.H. Robinson Worldwide, Inc.	212,581	15,071,993
United Parcel Service, Inc., Class B	249,856	23,651,369
		38,723,362

Application Software-0.52%
Adobe, Inc.(b)	41,747	14,763,409

Automobile Manufacturers-0.44%
General Motors Co.(b)	551,342	12,289,413

Automotive Retail-0.63%
O’Reilly Automotive, Inc.(b)	45,906	17,735,324

Biotechnology-0.70%
Gilead Sciences, Inc.	235,864	19,812,576

Brewers-0.04%
Anheuser-Busch InBev S.A./N.V. (Belgium)	22,951	1,065,322

Commodity Chemicals-0.47%
Valvoline, Inc.	773,728	13,300,384

Communications Equipment-2.48%
Motorola Solutions, Inc.	486,991	70,034,176

Construction Materials-0.57%
Vulcan Materials Co.	141,091	15,939,050

Consumer Finance-1.79%
Capital One Financial Corp.	778,179	50,394,872

Data Processing & Outsourced Services-1.97%
Mastercard, Inc., Class A	202,479	55,675,651

Distillers & Vintners-0.99%
Constellation Brands, Inc., Class A	168,708	27,784,520

Diversified Banks-2.63%
Danske Bank A/S (Denmark)	241,384	2,868,409
JPMorgan Chase & Co.	743,818	71,228,012
		74,096,421

Electric Utilities-1.39%
Duke Energy Corp.	462,979	39,195,802

Environmental & Facilities Services-1.20%
Waste Connections, Inc.	393,012	33,763,661

Financial Exchanges & Data-2.58%
Intercontinental Exchange, Inc.	650,706	58,205,652
Moody’s Corp.	59,988	14,631,073
		72,836,725

Gas Utilities-0.50%
UGI Corp.	470,107	14,187,829

	Shares	Value
Health Care Equipment-1.61%
Zimmer Biomet Holdings, Inc.	379,319	$ 45,404,484

Health Care Facilities-0.62%
HCA Healthcare, Inc.(b)	160,178	17,600,359

Health Care Services-0.47%
Laboratory Corp. of America Holdings(b)	79,933	13,144,982

Health Care Supplies-0.51%
Alcon, Inc. (Switzerland)(b)	273,259	14,430,808

Home Improvement Retail-2.19%
Home Depot, Inc. (The)	280,513	61,665,173

Household Products-5.11%
Church & Dwight Co., Inc.	390,844	27,355,171
Procter & Gamble Co. (The)	894,095	105,386,978
Reckitt Benckiser Group PLC (United Kingdom)	135,147	11,293,091
		144,035,240

Industrial Conglomerates-1.03%
Honeywell International, Inc.	204,578	29,029,618

Industrial REITs-3.00%
Prologis, Inc.	947,990	84,589,148

Integrated Oil & Gas-1.10%
Suncor Energy, Inc. (Canada)	1,735,636	30,981,103

Integrated Telecommunication Services-2.27%
Verizon Communications, Inc.	1,112,756	63,927,832

Interactive Media & Services-5.44%
Alphabet, Inc., Class A(b)	49,835	67,112,795
Facebook, Inc., Class A(b)	421,524	86,290,178
		153,402,973

Internet & Direct Marketing Retail-8.00%
Amazon.com, Inc.(b)	75,740	187,380,760
Booking Holdings, Inc.(b)	25,892	38,334,918
		225,715,678

IT Consulting & Other Services-1.80%
Accenture PLC, Class A	101,631	18,821,045
Amdocs Ltd.	496,270	31,979,639
		50,800,684

Life Sciences Tools & Services-1.94%
Thermo Fisher Scientific, Inc.	163,852	54,837,987

Managed Health Care-4.75%
UnitedHealth Group, Inc.	457,631	133,843,339

Multi-Sector Holdings-3.00%
Berkshire Hathaway, Inc., Class B(b)	451,855	84,659,553

Oil & Gas Refining & Marketing-0.32%
Valero Energy Corp.	140,280	8,886,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Charter Fund

	Shares	Value
Oil & Gas Storage & Transportation-1.22%
Magellan Midstream Partners L.P.	837,794	$ 34,458,467

Other Diversified Financial Services-1.63%
Equitable Holdings, Inc.	2,515,376	46,081,688

Packaged Foods & Meats-0.80%
a2 Milk Co. Ltd. (New Zealand)(b)	477,876	5,618,373
Mondelez International, Inc., Class A	328,824	16,914,707
		22,533,080

Pharmaceuticals-6.59%
AstraZeneca PLC, ADR (United Kingdom)	1,448,778	75,742,114
Elanco Animal Health, Inc.(b)	979,955	24,214,688
Merck & Co., Inc.	1,081,482	85,804,782
		185,761,584

Property & Casualty Insurance-1.83%
Fidelity National Financial, Inc.	262,051	7,088,479
Progressive Corp. (The)	577,566	44,645,852
		51,734,331

Railroads-1.26%
Union Pacific Corp.	222,941	35,623,742

Retail REITs-0.62%
Simon Property Group, Inc.	261,402	17,453,812

Semiconductor Equipment-2.00%
Applied Materials, Inc.	1,134,253	56,349,689

Semiconductors-3.49%
QUALCOMM, Inc.	673,659	52,996,754

	Shares	Value
Semiconductors-(continued)
Texas Instruments, Inc.	391,650	$45,458,815

		98,455,569

Soft Drinks-0.97%
PepsiCo, Inc.	206,481	27,315,371

Specialty Chemicals-0.64%
Ecolab, Inc.	92,894	17,974,989

Specialty Stores-0.93%
Ulta Beauty, Inc.(b)	120,281	26,211,635

Systems Software-9.62%
Microsoft Corp.	1,514,032	271,329,675

Total Common Stocks & Other Equity Interests (Cost $2,505,142,298)		2,778,346,653

Money Market Funds-1.84%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(c)(d)	17,914,624	17,914,624

Invesco Liquid Assets Portfolio, Institutional Class, 0.60%(c)(d)	13,591,845	13,600,001

Invesco Treasury Portfolio, Institutional Class, 0.10%(c)(d)	20,473,856	20,473,856

Total Money Market Funds (Cost $51,974,776)		51,988,481

TOTAL INVESTMENTS IN SECURITIES-100.36% (Cost $2,557,117,074)		2,830,335,134

OTHER ASSETS LESS LIABILITIES-(0.36)%		(10,175,687)

NET ASSETS-100.00%		$2,820,159,447

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco, Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$20,327,443	$115,691,928	$(118,104,747)	$ -	$ -	$17,914,624	$69,485
Invesco Liquid Assets Portfolio, Institutional Class	14,521,072	84,054,006	(84,988,098)	13,262	(241)	13,600,001	62,455
Invesco Treasury Portfolio, Institutional Class	23,231,364	132,219,345	(134,976,853)	-	-	20,473,856	76,277
Total	$58,079,879	$331,965,279	$(338,069,698)	$13,262	$(241)	$51,988,481	$208,217

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Charter Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Information Technology	21.89%
Health Care	17.19
Financials	13.47
Consumer Discretionary	12.18
Industrials	8.36
Consumer Staples	7.90
Communication Services	7.71
Real Estate	3.62
Energy	2.64
Other Sectors, Each Less than 2% of Net Assets	3.56
Money Market Funds Plus Other Assets Less Liabilities	1.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Charter Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,505,142,298)	$2,778,346,653

Investments in affiliated money market funds, at value (Cost $51,974,776)	51,988,481

Foreign currencies, at value (Cost $1,347)	1,434

Receivable for:
Investments sold	17,592,997

Fund shares sold	247,235

Dividends	2,129,753

Investment for trustee deferred compensation and retirement plans	1,467,215

Other assets	89,947

Total assets	2,851,863,715

Liabilities:
Payable for:
Investments purchased	26,319,165

Fund shares reacquired	1,919,469

Accrued fees to affiliates	1,521,531

Accrued trustees’ and officers’ fees and benefits	2,778

Accrued other operating expenses	334,385

Trustee deferred compensation and retirement plans	1,606,940

Total liabilities	31,704,268

Net assets applicable to shares outstanding	$2,820,159,447

Net assets consist of:

Shares of beneficial interest	$2,475,553,842

Distributable earnings	344,605,605

$2,820,159,447

Net Assets:
Class A	$2,655,258,398

Class C	$33,605,313

Class R	$16,913,711

Class S	$15,671,738

Class Y	$74,872,086

Class R5	$7,507,916

Class R6	$16,330,285

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	185,369,198

Class C	2,558,763

Class R	1,192,486

Class S	1,094,016

Class Y	5,203,834

Class R5	494,598

Class R6	1,076,656

Class A:
Net asset value per share	$14.32

Maximum offering price per share (Net asset value of $14.32 ÷ 94.50%)	$15.15

Class C:
Net asset value and offering price per share	$13.13

Class R:
Net asset value and offering price per share	$14.18

Class S:
Net asset value and offering price per share	$14.32

Class Y:
Net asset value and offering price per share	$14.39

Class R5:
Net asset value and offering price per share	$15.18

Class R6:
Net asset value and offering price per share	$15.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Charter Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $300,350)	$29,198,856

Dividends from affiliated money market funds	208,217

Total investment income	29,407,073

Expenses:
Advisory fees	9,497,023

Administrative services fees	224,327

Custodian fees	23,980

Distribution fees:
Class A	3,587,432

Class C	189,610

Class R	46,388

Class S	12,454

Transfer agent fees – A, C, R, S and Y	2,585,824

Transfer agent fees – R5	4,177

Transfer agent fees – R6	3,238

Trustees’ and officers’ fees and benefits	26,972

Registration and filing fees	56,345

Reports to shareholders	152,518

Professional services fees	34,016

Other	(4,748)

Total expenses	16,439,556

Less: Fees waived and/or expense offset arrangement(s)	(46,626)

Net expenses	16,392,930

Net investment income	13,014,143

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $9,385,981)	64,520,459

Foreign currencies	(116,085)

64,404,374

Change in net unrealized appreciation (depreciation) of:
Investment securities	(206,889,099)

Foreign currencies	(9,455)

(206,898,554)

Net realized and unrealized gain (loss)	(142,494,180)

Net increase (decrease) in net assets resulting from operations	$(129,480,037)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Charter Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	April 30, 2020	October 31, 2019

Operations:
Net investment income	$13,014,143	$23,594,264

Net realized gain	64,404,374	496,429,338

Change in net unrealized appreciation (depreciation)	(206,898,554)	(133,586,435)

Net increase (decrease) in net assets resulting from operations	(129,480,037)	386,437,167

Distributions to shareholders from distributable earnings:
Class A	(488,454,197)	(284,822,261)

Class C	(6,728,166)	(13,185,191)

Class R	(3,099,805)	(2,153,234)

Class S	(2,802,799)	(1,689,390)

Class Y	(15,304,355)	(10,112,841)

Class R5	(1,394,326)	(1,140,865)

Class R6	(3,107,812)	(1,963,684)

Total distributions from distributable earnings	(520,891,460)	(315,067,466)

Share transactions–net:
Class A	257,799,798	(21,102,703)

Class C	1,644,454	(85,274,153)

Class R	1,003,964	(3,782,587)

Class S	2,248,852	(838,015)

Class Y	509,935	(9,786,525)

Class R5	61,435	(2,789,887)

Class R6	1,364,964	(1,856,211)

Net increase (decrease) in net assets resulting from share transactions	264,633,402	(125,430,081)

Net increase (decrease) in net assets	(385,738,095)	(54,060,380)

Net assets:
Beginning of period	3,205,897,542	3,259,957,922

End of period	$2,820,159,447	$3,205,897,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Charter Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/20	$17.79	$0.07	$(0.61)	$(0.54)	$(0.13)	$(2.80)	$(2.93)	$14.32	(4.44)%	$2,655,258	1.08	%(d)	1.08	%(d)	0.84	%(d)	26%
Year ended 10/31/19	17.52	0.13	1.86 (e)	1.99	(0.07)	(1.65)	(1.72)	17.79	12.96 (e)	3,007,391	1.07		1.07		0.74		82
Year ended 10/31/18	18.75	0.06	(0.04)	0.02	(0.10)	(1.15)	(1.25)	17.52	(0.04)	2,951,279	1.07		1.08		0.35		46
Year ended 10/31/17	18.31	0.09	2.29	2.38	(0.17)	(1.77)	(1.94)	18.75	13.83	3,363,073	1.10		1.11		0.50		30
Year ended 10/31/16	20.30	0.16	0.34	0.50	(0.21)	(2.28)	(2.49)	18.31	3.54	3,467,887	1.11		1.12		0.88		28
Year ended 10/31/15	23.28	0.19	(0.74)	(0.55)	(0.13)	(2.30)	(2.43)	20.30	(2.53)	3,869,488	1.07		1.08		0.89		47
Class C
Six months ended 04/30/20	16.47	0.01	(0.55)	(0.54)	—	(2.80)	(2.80)	13.13	(4.78)	33,605	1.83	(d)	1.83	(d)	0.09	(d)	26
Year ended 10/31/19	16.39	(0.00)	1.73 (e)	1.73	—	(1.65)	(1.65)	16.47	12.14 (e)	40,493	1.82		1.82		(0.01)		82
Year ended 10/31/18	17.65	(0.07)	(0.04)	(0.11)	—	(1.15)	(1.15)	16.39	(0.80)	133,804	1.82		1.83		(0.40)		46
Year ended 10/31/17	17.32	(0.04)	2.16	2.12	(0.02)	(1.77)	(1.79)	17.65	12.98	167,073	1.85		1.86		(0.25)		30
Year ended 10/31/16	19.30	0.02	0.32	0.34	(0.04)	(2.28)	(2.32)	17.32	2.73	200,499	1.86		1.87		0.13		28
Year ended 10/31/15	22.27	0.03	(0.70)	(0.67)	—	(2.30)	(2.30)	19.30	(3.22)	239,765	1.82		1.83		0.14		47
Class R
Six months ended 04/30/20	17.62	0.05	(0.61)	(0.56)	(0.08)	(2.80)	(2.88)	14.18	(4.57)	16,914	1.33	(d)	1.33	(d)	0.59	(d)	26
Year ended 10/31/19	17.34	0.08	1.85 (e)	1.93	—	(1.65)	(1.65)	17.62	12.68 (e)	19,772	1.32		1.32		0.49		82
Year ended 10/31/18	18.55	0.02	(0.04)	(0.02)	(0.04)	(1.15)	(1.19)	17.34	(0.24)	23,251	1.32		1.33		0.10		46
Year ended 10/31/17	18.13	0.05	2.26	2.31	(0.12)	(1.77)	(1.89)	18.55	13.53	30,187	1.35		1.36		0.25		30
Year ended 10/31/16	20.12	0.11	0.34	0.45	(0.16)	(2.28)	(2.44)	18.13	3.24	35,654	1.36		1.37		0.63		28
Year ended 10/31/15	23.07	0.13	(0.72)	(0.59)	(0.06)	(2.30)	(2.36)	20.12	(2.72)	44,079	1.32		1.33		0.64		47
Class S
Six months ended 04/30/20	17.80	0.07	(0.60)	(0.53)	(0.15)	(2.80)	(2.95)	14.32	(4.40)	15,672	0.98	(d)	0.98	(d)	0.94	(d)	26
Year ended 10/31/19	17.53	0.14	1.87 (e)	2.01	(0.09)	(1.65)	(1.74)	17.80	13.09 (e)	16,906	0.97		0.97		0.84		82
Year ended 10/31/18	18.76	0.08	(0.04)	0.04	(0.12)	(1.15)	(1.27)	17.53	0.07	17,317	0.97		0.98		0.45		46
Year ended 10/31/17	18.32	0.11	2.28	2.39	(0.18)	(1.77)	(1.95)	18.76	13.94	19,028	1.00		1.01		0.60		30
Year ended 10/31/16	20.32	0.18	0.34	0.52	(0.24)	(2.28)	(2.52)	18.32	3.63	18,364	1.01		1.02		0.98		28
Year ended 10/31/15	23.30	0.21	(0.74)	(0.53)	(0.15)	(2.30)	(2.45)	20.32	(2.42)	19,329	0.97		0.98		0.99		47
Class Y
Six months ended 04/30/20	17.88	0.09	(0.60)	(0.51)	(0.18)	(2.80)	(2.98)	14.39	(4.28)	74,872	0.83	(d)	0.83	(d)	1.09	(d)	26
Year ended 10/31/19	17.61	0.17	1.87 (e)	2.04	(0.12)	(1.65)	(1.77)	17.88	13.24 (e)	93,143	0.82		0.82		0.99		82
Year ended 10/31/18	18.84	0.11	(0.04)	0.07	(0.15)	(1.15)	(1.30)	17.61	0.23	101,885	0.82		0.83		0.60		46
Year ended 10/31/17	18.39	0.14	2.29	2.43	(0.21)	(1.77)	(1.98)	18.84	14.13	129,285	0.85		0.86		0.75		30
Year ended 10/31/16	20.40	0.20	0.34	0.54	(0.27)	(2.28)	(2.55)	18.39	3.76	102,182	0.86		0.87		1.13		28
Year ended 10/31/15	23.38	0.25	(0.75)	(0.50)	(0.18)	(2.30)	(2.48)	20.40	(2.24)	183,005	0.82		0.83		1.14		47
Class R5
Six months ended 04/30/20	18.71	0.10	(0.64)	(0.54)	(0.19)	(2.80)	(2.99)	15.18	(4.24)	7,508	0.76	(d)	0.76	(d)	1.16	(d)	26
Year ended 10/31/19	18.34	0.19	1.96 (e)	2.15	(0.13)	(1.65)	(1.78)	18.71	13.34 (e)	9,163	0.75		0.75		1.06		82
Year ended 10/31/18	19.58	0.13	(0.06)	0.07	(0.16)	(1.15)	(1.31)	18.34	0.25	12,018	0.76		0.77		0.66		46
Year ended 10/31/17	19.05	0.16	2.38	2.54	(0.24)	(1.77)	(2.01)	19.58	14.19	29,835	0.77		0.78		0.83		30
Year ended 10/31/16	21.03	0.23	0.36	0.59	(0.29)	(2.28)	(2.57)	19.05	3.92	38,682	0.75		0.76		1.24		28
Year ended 10/31/15	24.04	0.27	(0.78)	(0.51)	(0.20)	(2.30)	(2.50)	21.03	(2.22)	110,943	0.73		0.74		1.23		47
Class R6
Six months ended 04/30/20	18.70	0.10	(0.63)	(0.53)	(0.20)	(2.80)	(3.00)	15.17	(4.18)	16,330	0.69	(d)	0.69	(d)	1.23	(d)	26
Year ended 10/31/19	18.34	0.20	1.95 (e)	2.15	(0.14)	(1.65)	(1.79)	18.70	13.38 (e)	19,030	0.69		0.69		1.12		82
Year ended 10/31/18	19.58	0.14	(0.05)	0.09	(0.18)	(1.15)	(1.33)	18.34	0.34	20,404	0.69		0.70		0.73		46
Year ended 10/31/17	19.05	0.17	2.38	2.55	(0.25)	(1.77)	(2.02)	19.58	14.27	18,290	0.69		0.70		0.91		30
Year ended 10/31/16	21.04	0.24	0.36	0.60	(0.31)	(2.28)	(2.59)	19.05	3.99	2,948	0.68		0.69		1.31		28
Year ended 10/31/15	24.05	0.29	(0.77)	(0.48)	(0.23)	(2.30)	(2.53)	21.04	(2.12)	125,997	0.64		0.65		1.32		47

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,886,333, $38,139, $18,667, $16,702, $85,975, $8,403 and $18,694 for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(e)

Includes litigation proceeds received during the year. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $1.81, $1.68, $1.80, $1.82, $1.82, $1.91 and $1.90 for Class A, Class C, Class R, Class S, Class Y, Class R5, and Class R6 shares, respectively. Total returns would have been lower.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco Charter Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

13                      Invesco Charter Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

14                      Invesco Charter Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.695%
Next $4.05 billion	0.615%
Next $3.9 billion	0.570%
Next $1.8 billion	0.545%
Over $10 billion	0.520%

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $18,215.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $67,174 in front-end sales commissions from the sale of Class A shares and $239 and $672 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15                      Invesco Charter Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,757,501,458	$20,845,195	$–	$2,778,346,653
Money Market Funds	51,988,481	–	–	51,988,481
Total Investments	$2,809,489,939	$20,845,195	$–	$2,830,335,134

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended April 30, 2020, the Fund engaged in securities purchases of $59,885,584 and securities sales of $38,169,030, which resulted in net realized gains of $9,385,981.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $28,411.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $772,877,641 and $1,000,848,124, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$441,909,788
Aggregate unrealized (depreciation) of investments	(173,006,722)
Net unrealized appreciation of investments	$268,903,066

Cost of investments for tax purposes is $ 2,561,432,068.

16                      Invesco Charter Fund

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended April 30, 2020(a)		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	1,888,806	$28,142,902	2,723,373	$45,605,051
Class C	191,861	2,656,857	285,023	4,416,381
Class R	105,673	1,560,536	221,684	3,675,629
Class S	12,673	190,546	29,310	492,536
Class Y	575,761	8,857,127	1,118,460	19,115,839
Class R5	17,772	288,764	51,308	902,015
Class R6	116,756	2,006,660	153,493	2,697,321

Issued as reinvestment of dividends:
Class A	28,971,299	454,269,958	17,496,395	266,994,964
Class C	446,613	6,440,158	883,643	12,574,245
Class R	199,471	3,099,775	142,128	2,153,233
Class S	177,279	2,779,734	110,679	1,688,958
Class Y	810,898	12,763,540	506,566	7,755,521
Class R5	83,399	1,384,421	70,967	1,136,186
Class R6	160,751	2,665,259	106,721	1,707,537

Automatic conversion of Class C shares to Class A shares:
Class A	166,068	2,500,936	5,413,624	86,019,834
Class C	(180,700)	(2,500,936)	(5,816,137)	(86,019,834)

Reacquired:
Class A	(14,718,391)	(227,113,998)	(25,043,141)	(419,722,552)
Class C	(357,030)	(4,951,625)	(1,056,902)	(16,244,945)
Class R	(235,051)	(3,656,347)	(582,661)	(9,611,449)
Class S	(45,802)	(721,428)	(177,985)	(3,019,509)
Class Y	(1,392,760)	(21,110,732)	(2,201,732)	(36,657,885)
Class R5	(96,251)	(1,611,750)	(287,719)	(4,828,088)
Class R6	(218,293)	(3,306,955)	(355,291)	(6,261,069)
Net increase (decrease) in share activity	16,680,802	$264,633,402	(6,208,194)	$(125,430,081)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

17                      Invesco Charter Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$955.60	$5.25	$1,019.49	$5.42	1.08%
Class C	1,000.00	952.20	8.88	1,015.76	9.17	1.83
Class R	1,000.00	954.30	6.46	1,018.25	6.67	1.33
Class S	1,000.00	956.00	4.77	1,019.99	4.92	0.98
Class Y	1,000.00	957.20	4.04	1,020.74	4.17	0.83
Class R5	1,000.00	957.60	3.70	1,021.08	3.82	0.76
Class R6	1,000.00	958.20	3.36	1,021.43	3.47	0.69

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18                      Invesco Charter Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	Invesco Distributors, Inc.	CHT-SAR-1

Semiannual Report to Shareholders	April 30, 2020

Invesco Diversified Dividend Fund
Nasdaq:
A: LCEAX ∎ C: LCEVX ∎ R: DDFRX ∎ Y: LCEYX ∎ Investor: LCEIX ∎ R5: DDFIX ∎ R6: LCEFX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services

Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2	Invesco Diversified Dividend Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-13.78%

Class C Shares	-14.11

Class R Shares	-13.90

Class Y Shares	-13.74

Investor Class Shares	-13.77

Class R5 Shares	-13.64

Class R6 Shares	-13.63

S&P 500 Index▼ (Broad Market Index)	-3.16

Russell 1000 Value Index▼ (Style-Specific Index)	-13.66

Lipper Large-Cap Value Funds Index∎ (Peer Group Index)	-12.63

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3	Invesco Diversified Dividend Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges
Class A Shares

Inception (12/31/01)	6.31%

10 Years	7.21

5 Years	2.02

1 Year	-14.49

Class C Shares

Inception (12/31/01)	6.23%

10 Years	7.02

5 Years	2.40

1 Year	-11.04

Class R Shares

Inception (10/25/05)	6.50%

10 Years	7.57

5 Years	2.91

1 Year	-9.72

Class Y Shares

Inception (10/3/08)	8.10%

10 Years	8.09

5 Years	3.42

1 Year	-9.32

Investor Class Shares

Inception (7/15/05)	6.45%

10 Years	7.87

5 Years	3.22

1 Year	-9.47

Class R5 Shares

Inception (10/25/05)	7.09%

10 Years	8.17

5 Years	3.49

1 Year	-9.23

Class R6 Shares

10 Years	8.14%

5 Years	3.58

1 Year	-9.15

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4	Invesco Diversified Dividend Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5	Invesco Diversified Dividend Fund

Schedule of Investments(a)

April 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-95.88%
Aerospace & Defense-1.11%
General Dynamics Corp.	680,302	$ 88,861,047
Raytheon Technologies Corp.	1,230,089	79,722,068
		168,583,115

Agricultural & Farm Machinery-0.67%
Deere & Co.	699,522	101,472,661

Air Freight & Logistics-0.95%
United Parcel Service, Inc., Class B	1,522,111	144,083,027

Apparel Retail-1.24%
TJX Cos., Inc. (The)	3,827,805	187,753,835

Apparel, Accessories & Luxury Goods-0.44%
Columbia Sportswear Co.	924,981	67,421,865

Asset Management & Custody Banks-0.38%
Federated Hermes, Inc., Class B	2,561,554	58,326,585

Brewers-3.00%
Anheuser-Busch InBev S.A./N.V. (Belgium)	3,417,028	158,608,995
Heineken N.V. (Netherlands)	3,470,245	295,450,948
		454,059,943

Construction Machinery & Heavy Trucks-1.15%
Cummins, Inc.	1,069,326	174,834,801

Consumer Finance-1.04%
American Express Co.	1,727,423	157,627,349

Data Processing & Outsourced Services-1.36%
Automatic Data Processing, Inc.	1,400,738	205,474,257

Diversified Chemicals-0.70%
BASF SE (Germany)	2,052,161	105,489,125

Electric Utilities-11.87%
American Electric Power Co., Inc.	2,340,170	194,491,529
Duke Energy Corp.	2,412,218	204,218,376
Entergy Corp.	5,039,882	481,359,130
Exelon Corp.	8,833,565	327,548,590
PPL Corp.	14,013,235	356,216,434
SSE PLC (United Kingdom)	14,945,278	235,555,140
		1,799,389,199

Electrical Components & Equipment-2.14%
ABB Ltd. (Switzerland)	11,068,801	210,402,421
Emerson Electric Co.	1,986,073	113,265,743
		323,668,164

Fertilizers & Agricultural Chemicals-0.49%
Nutrien Ltd. (Canada)	2,064,966	73,745,077

Food Distributors-0.99%
Sysco Corp.	2,670,057	150,244,107

General Merchandise Stores-1.55%
Target Corp.	2,139,325	234,769,526

	Shares	Value
Household Products-5.98%
Kimberly-Clark Corp.	2,920,487	$ 404,429,040
Procter & Gamble Co. (The)	4,259,710	502,092,018
		906,521,058

Industrial Conglomerates-2.02%
3M Co.	1,159,658	176,175,243
Siemens AG (Germany)	1,394,334	129,517,858
		305,693,101

Industrial Machinery-2.09%
Flowserve Corp.(b)	7,865,649	221,575,332
Pentair PLC	2,754,235	95,268,989
		316,844,321

Integrated Oil & Gas-2.66%
Suncor Energy, Inc. (Canada)	7,304,260	130,242,992
TOTAL S.A. (France)	7,581,555	273,370,676
		403,613,668

Integrated Telecommunication Services-3.49%
AT&T, Inc.	11,812,315	359,921,238
Deutsche Telekom AG (Germany)	11,582,002	169,203,330
		529,124,568

IT Consulting & Other Services-0.74%
International Business Machines Corp.	889,765	111,718,893

Motorcycle Manufacturers-0.99%
Harley-Davidson, Inc.	6,841,348	149,346,627

Movies & Entertainment-0.67%
Walt Disney Co. (The)	932,345	100,833,112

Multi-line Insurance-2.53%
Hartford Financial Services Group, Inc. (The)	10,085,925	383,164,291

Multi-Utilities-5.86%
Consolidated Edison, Inc.	1,916,989	151,058,733
Dominion Energy, Inc.	5,720,184	441,197,792
Sempra Energy	2,388,258	295,785,753
		888,042,278

Oil & Gas Equipment & Services-0.59%
Baker Hughes Co., Class A	6,448,831	89,961,192

Oil & Gas Exploration & Production-1.44%
ConocoPhillips	5,179,050	218,038,005

Packaged Foods & Meats-12.31%
Campbell Soup Co.	8,475,754	423,618,185
Danone S.A. (France)	1,129,776	78,375,805
General Mills, Inc.	10,621,168	636,101,752
Kraft Heinz Co. (The)	4,210,182	127,694,820
Mondelez International, Inc., Class A	6,666,578	342,928,772
Nestle S.A. (Switzerland)	2,435,982	257,327,564
		1,866,046,898

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Diversified Dividend Fund

	Shares	Value
Paper Packaging-2.34%
Avery Dennison Corp.	763,288	$ 84,259,363
International Paper Co.	4,541,017	155,529,832
Sonoco Products Co.	2,355,955	115,064,842
		354,854,037

Personal Products-1.57%
L’Oreal S.A. (France)	815,931	237,456,438

Pharmaceuticals-8.65%
Bayer AG (Germany)	3,655,160	241,890,557
Bristol-Myers Squibb Co.	3,703,217	225,192,626
Eli Lilly and Co.	2,130,700	329,491,448
Johnson & Johnson	1,720,736	258,179,229
Merck & Co., Inc.	3,234,593	256,632,609
		1,311,386,469

Property & Casualty Insurance-1.58%
Travelers Cos., Inc. (The)	2,370,761	239,944,721

Regional Banks-6.55%
Comerica, Inc.	2,163,995	75,436,865
Cullen/Frost Bankers, Inc.	1,523,136	109,452,553
Fifth Third Bancorp	7,028,753	131,367,393
KeyCorp	5,072,989	59,100,322
M&T Bank Corp.	2,492,834	279,396,835
PNC Financial Services Group, Inc. (The)	1,184,019	126,299,307
Zions Bancorporation N.A.	6,696,044	211,661,951
		992,715,226

	Shares	Value
Restaurants-0.32%
Darden Restaurants, Inc.	657,712	$ 48,532,569

Soft Drinks-2.24%
Coca-Cola Co. (The)	7,398,362	339,510,832

Specialized REITs-1.45%
Weyerhaeuser Co.	10,013,655	218,998,635

Specialty Chemicals-0.73%
DuPont de Nemours, Inc.	2,348,866	110,443,679
Total Common Stocks & Other Equity Interests (Cost $12,810,888,269)		14,529,733,254

Money Market Funds-3.37%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(b)(c)	183,672,938	183,672,938
Invesco Liquid Assets Portfolio, Institutional Class, 0.60%(b)(c)	126,801,870	126,877,951
Invesco Treasury Portfolio, Institutional Class, 0.10%(b)(c)	200,542,984	200,542,984
Total Money Market Funds (Cost $511,027,167)		511,093,873
TOTAL INVESTMENTS IN SECURITIES-99.25% (Cost $13,321,915,436)		15,040,827,127
OTHER ASSETS LESS LIABILITIES-0.75%		114,369,976
NET ASSETS-100.00%		$15,155,197,103

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 354,815,044	$195,812,413	$(366,954,519)	$-	$-	$183,672,938	$1,801,543
Invesco Liquid Assets Portfolio, Institutional Class	253,537,145	142,378,980	(269,006,469)	764	(32,469)	126,877,951	1,526,143
Invesco Treasury Portfolio, Institutional Class	405,502,907	225,795,991	(430,755,914)	-	-	200,542,984	2,011,250
Investments in Other Affiliates:
Flowserve Corp.	372,228,297	6,320,281	-	(156,973,246)	-	221,575,332	3,008,464
Total	$1,386,083,393	$570,307,665	$(1,066,716,902)	$(156,972,482)	$(32,469)	$732,669,205	$8,347,400

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Diversified Dividend Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Consumer Staples	26.09%
Utilities	17.73
Financials	12.09
Industrials	10.13
Health Care	8.65
Energy	4.70
Consumer Discretionary	4.54
Materials	4.25
Communication Services	4.16
Information Technology	2.09
Real Estate	1.45
Money Market Funds Plus Other Assets Less Liabilities	4.12

Open Forward Foreign Currency Contracts

Settlement		Contract to		Unrealized Appreciation (Depreciation)
Date	Counterparty	Deliver	Receive

Currency Risk

05/29/2020	Bank of America, N.A.	EUR 286,358,848	USD 313,678,055	$ (270,856)

05/29/2020	Royal Bank of Canada	EUR 288,948,987	USD 315,847,248	(941,356)

Total Forward Foreign Currency Contracts				$(1,212,212)

Abbreviations:

EUR - Euro

USD - U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Diversified Dividend Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $12,476,862,918)	$14,308,157,922
Investments in affiliates, at value (Cost $845,052,518)	732,669,205
Foreign currencies, at value (Cost $5,197,039)	5,239,225
Receivable for:
Investments sold	123,049,880
Fund shares sold	10,250,155
Dividends	44,581,145
Investment for trustee deferred compensation and retirement plans	723,846
Other assets	137,479
Total assets	15,224,808,857

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,212,212
Payable for:
Investments purchased	36,694,762
Fund shares reacquired	24,598,338
Accrued fees to affiliates	5,017,023
Accrued trustees’ and officers’ fees and benefits	32,068
Accrued other operating expenses	1,133,469
Trustee deferred compensation and retirement plans	923,882
Total liabilities	69,611,754
Net assets applicable to shares outstanding	$15,155,197,103

Net assets consist of:
Shares of beneficial interest	$13,211,408,457
Distributable earnings	1,943,788,646
$15,155,197,103

Net Assets:
Class A	$3,651,919,223
Class C	$354,272,517
Class R	$188,353,883
Class Y	$1,942,538,010
Investor Class	$1,460,630,280
Class R5	$3,033,362,908
Class R6	$4,524,120,282

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	215,385,273
Class C	21,178,710
Class R	11,069,388
Class Y	114,446,222
Investor Class	86,167,656
Class R5	178,909,496
Class R6	266,815,860
Class A:
Net asset value per share	$16.96
Maximum offering price per share (Net asset value of $16.96 ÷ 94.50%)	$17.95
Class C:
Net asset value and offering price per share	$16.73
Class R:
Net asset value and offering price per share	$17.02
Class Y:
Net asset value and offering price per share	$16.97
Investor Class:
Net asset value and offering price per share	$16.95
Class R5:
Net asset value and offering price per share	$16.95
Class R6:
Net asset value and offering price per share	$16.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Diversified Dividend Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $8,882,000)	$250,094,379

Dividends from affiliated money market funds	8,347,400

Total investment income	258,441,779

Expenses:
Advisory fees	34,483,185

Administrative services fees	1,344,556

Custodian fees	232,997

Distribution fees:
Class A	5,507,548

Class C	2,084,672

Class R	559,735

Investor Class	1,467,211

Transfer agent fees – A, C, R, Y and Investor	6,681,952

Transfer agent fees – R5	1,786,183

Transfer agent fees – R6	139,300

Trustees’ and officers’ fees and benefits	140,193

Registration and filing fees	118,252

Reports to shareholders	668,601

Professional services fees	105,376

Other	(189,429)

Total expenses	55,130,332

Less: Fees waived and/or expense offset arrangement(s)	(508,055)

Net expenses	54,622,277

Net investment income	203,819,502

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	174,511,787

Foreign currencies	(929,256)

Forward foreign currency contracts	20,142,545

193,725,076

Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,906,077,475)

Foreign currencies	234,252

Forward foreign currency contracts	1,027,457

(2,904,815,766)

Net realized and unrealized gain (loss)	(2,711,090,690)

Net increase (decrease) in net assets resulting from operations	$(2,507,271,188)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	April 30, 2020	October 31, 2019

Operations:
Net investment income	$203,819,502	$506,077,944

Net realized gain	193,725,076	539,176,608

Change in net unrealized appreciation (depreciation)	(2,904,815,766)	1,316,107,710

Net increase (decrease) in net assets resulting from operations	(2,507,271,188)	2,361,362,262

Distributions to shareholders from distributable earnings:
Class A	(191,680,982)	(351,815,831)

Class C	(16,119,498)	(38,365,245)

Class R	(9,187,072)	(20,032,184)

Class Y	(101,837,752)	(200,165,580)

Investor Class	(71,324,420)	(129,867,806)

Class R5	(156,848,462)	(271,593,863)

Class R6	(215,581,516)	(425,139,139)

Total distributions from distributable earnings	(762,579,702)	(1,436,979,648)

Share transactions–net:
Class A	(583,242,345)	(232,824,873)

Class C	(17,664,002)	(197,879,552)

Class R	(27,162,093)	(62,747,471)

Class Y	(172,137,361)	(413,898,527)

Investor Class	(44,445,022)	(87,969,174)

Class R5	(230,997,617)	(7,437,105)

Class R6	322,380,873	(944,856,073)

Net increase (decrease) in net assets resulting from share transactions	(753,267,567)	(1,947,612,775)

Net increase (decrease) in net assets	(4,023,118,457)	(1,023,230,161)

Net assets:
Beginning of period	19,178,315,560	20,201,545,721

End of period	$15,155,197,103	$19,178,315,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Diversified Dividend Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net
			(losses)									net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions						with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)		(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Class A
Six months ended 04/30/20	$20.50	$0.20	$(2.93)	$(2.73)	$(0.23)	$(0.58)	$(0.81)	$16.96	(13.78)%		$3,651,919	0.81	%(d)	0.82	%(d)	2.11	%(d)	4%
Year ended 10/31/19	19.55	0.47	1.89	2.36	(0.51)	(0.90)	(1.41)	20.50	12.94		4,995,726	0.81		0.82		2.45		5
Year ended 10/31/18	20.18	0.44	(0.49)	(0.05)	(0.43)	(0.15)	(0.58)	19.55	(0.28)		4,979,893	0.79		0.80		2.17		10
Year ended 10/31/17	18.83	0.37	1.79	2.16	(0.34)	(0.47)	(0.81)	20.18	11.65		6,029,664	0.80		0.82		1.85		8
Year ended 10/31/16	18.78	0.33	0.76	1.09	(0.31)	(0.73)	(1.04)	18.83	6.27		5,985,548	0.80		0.82		1.79		11
Year ended 10/31/15	18.17	0.30	0.95	1.25	(0.28)	(0.36)	(0.64)	18.78	7.09		4,715,635	0.82		0.83		1.63		11
Class C
Six months ended 04/30/20	20.22	0.13	(2.88)	(2.75)	(0.16)	(0.58)	(0.74)	16.73	(14.11)		354,273	1.56	(d)	1.57	(d)	1.36	(d)	4
Year ended 10/31/19	19.30	0.32	1.86	2.18	(0.36)	(0.90)	(1.26)	20.22	12.08		449,838	1.56		1.57		1.70		5
Year ended 10/31/18	19.92	0.28	(0.47)	(0.19)	(0.28)	(0.15)	(0.43)	19.30	(1.01)		634,394	1.54		1.55		1.42		10
Year ended 10/31/17	18.59	0.21	1.77	1.98	(0.18)	(0.47)	(0.65)	19.92	10.84		840,125	1.55		1.57		1.10		8
Year ended 10/31/16	18.56	0.19	0.74	0.93	(0.17)	(0.73)	(0.90)	18.59	5.41		778,829	1.55		1.57		1.04		11
Year ended 10/31/15	17.95	0.16	0.95	1.11	(0.14)	(0.36)	(0.50)	18.56	6.36		440,482	1.57		1.58		0.88		11
Class R
Six months ended 04/30/20	20.57	0.18	(2.94)	(2.76)	(0.21)	(0.58)	(0.79)	17.02	(13.90)		188,354	1.06	(d)	1.07	(d)	1.86	(d)	4
Year ended 10/31/19	19.61	0.43	1.89	2.32	(0.46)	(0.90)	(1.36)	20.57	12.69		255,482	1.06		1.07		2.20		5
Year ended 10/31/18	20.24	0.39	(0.49)	(0.10)	(0.38)	(0.15)	(0.53)	19.61	(0.52)		306,070	1.04		1.05		1.92		10
Year ended 10/31/17	18.88	0.32	1.80	2.12	(0.29)	(0.47)	(0.76)	20.24	11.40		358,418	1.05		1.07		1.60		8
Year ended 10/31/16	18.84	0.28	0.75	1.03	(0.26)	(0.73)	(0.99)	18.88	5.93		237,638	1.05		1.07		1.54		11
Year ended 10/31/15	18.22	0.26	0.96	1.22	(0.24)	(0.36)	(0.60)	18.84	6.87		204,956	1.07		1.08		1.38		11
Class Y
Six months ended 04/30/20	20.53	0.23	(2.95)	(2.72)	(0.26)	(0.58)	(0.84)	16.97	(13.74)		1,942,538	0.56	(d)	0.57	(d)	2.36	(d)	4
Year ended 10/31/19	19.57	0.52	1.90	2.42	(0.56)	(0.90)	(1.46)	20.53	13.27		2,547,134	0.56		0.57		2.70		5
Year ended 10/31/18	20.20	0.49	(0.49)	0.00	(0.48)	(0.15)	(0.63)	19.57	(0.03)		2,844,688	0.54		0.55		2.42		10
Year ended 10/31/17	18.85	0.42	1.79	2.21	(0.39)	(0.47)	(0.86)	20.20	11.93		4,278,325	0.55		0.57		2.10		8
Year ended 10/31/16	18.80	0.38	0.75	1.13	(0.35)	(0.73)	(1.08)	18.85	6.53		3,670,662	0.55		0.57		2.04		11
Year ended 10/31/15	18.19	0.35	0.95	1.30	(0.33)	(0.36)	(0.69)	18.80	7.36		1,183,312	0.57		0.58		1.88		11
Investor Class
Six months ended 04/30/20	20.49	0.21	(2.93)	(2.72)	(0.24)	(0.58)	(0.82)	16.95	(13.77	)(e)	1,460,630	0.73	(d)(e)	0.74	(d)(e)	2.19	(d)(e)	4
Year ended 10/31/19	19.54	0.49	1.88	2.37	(0.52)	(0.90)	(1.42)	20.49	13.00	(e)	1,817,251	0.74	(e)	0.75	(e)	2.52	(e)	5
Year ended 10/31/18	20.16	0.45	(0.48)	(0.03)	(0.44)	(0.15)	(0.59)	19.54	(0.19	)(e)	1,815,421	0.74	(e)	0.75	(e)	2.22	(e)	10
Year ended 10/31/17	18.81	0.37	1.79	2.16	(0.34)	(0.47)	(0.81)	20.16	11.69	(e)	2,113,750	0.75	(e)	0.77	(e)	1.90	(e)	8
Year ended 10/31/16	18.77	0.33	0.76	1.09	(0.32)	(0.73)	(1.05)	18.81	6.29	(e)	2,114,404	0.76	(e)	0.78	(e)	1.83	(e)	11
Year ended 10/31/15	18.16	0.31	0.96	1.27	(0.30)	(0.36)	(0.66)	18.77	7.16	(e)	2,002,938	0.80	(e)	0.81	(e)	1.65	(e)	11
Class R5
Six months ended 04/30/20	20.50	0.23	(2.94)	(2.71)	(0.26)	(0.58)	(0.84)	16.95	(13.69)		3,033,363	0.51	(d)	0.52	(d)	2.41	(d)	4
Year ended 10/31/19	19.55	0.54	1.88	2.42	(0.57)	(0.90)	(1.47)	20.50	13.29		3,915,168	0.50		0.51		2.76		5
Year ended 10/31/18	20.18	0.50	(0.49)	0.01	(0.49)	(0.15)	(0.64)	19.55	0.02		3,715,586	0.50		0.51		2.46		10
Year ended 10/31/17	18.83	0.43	1.79	2.22	(0.40)	(0.47)	(0.87)	20.18	11.99		3,845,848	0.49		0.51		2.16		8
Year ended 10/31/16	18.78	0.39	0.76	1.15	(0.37)	(0.73)	(1.10)	18.83	6.59		3,410,571	0.50		0.52		2.09		11
Year ended 10/31/15	18.17	0.36	0.95	1.31	(0.34)	(0.36)	(0.70)	18.78	7.41		2,385,096	0.53		0.54		1.92		11
Class R6
Six months ended 04/30/20	20.51	0.24	(2.94)	(2.70)	(0.27)	(0.58)	(0.85)	16.96	(13.63)		4,524,120	0.42	(d)	0.43	(d)	2.50	(d)	4
Year ended 10/31/19	19.55	0.55	1.90	2.45	(0.59)	(0.90)	(1.49)	20.51	13.44		5,197,717	0.41		0.42		2.85		5
Year ended 10/31/18	20.19	0.51	(0.49)	0.02	(0.51)	(0.15)	(0.66)	19.55	0.07		5,905,494	0.40		0.41		2.56		10
Year ended 10/31/17	18.83	0.45	1.79	2.24	(0.41)	(0.47)	(0.88)	20.19	12.15		6,344,022	0.39		0.41		2.26		8
Year ended 10/31/16	18.79	0.41	0.74	1.15	(0.38)	(0.73)	(1.11)	18.83	6.63		2,620,298	0.40		0.42		2.19		11
Year ended 10/31/15	18.17	0.37	0.97	1.34	(0.36)	(0.36)	(0.72)	18.79	7.57		849,176	0.43		0.44		2.02		11

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $4,429,545, $419,101, $225,112, $2,351,453 , $1,694,008 , $3,591,033 and $5,095,550 for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.17%, 0.18%, 0.20%, 0.20%, 0.21% and 0.23% for the six months ended April 30, 2020 and for the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Diversified Dividend Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

13	Invesco Diversified Dividend Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

14	Invesco Diversified Dividend Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 350 million	0.600%

Next $350 million	0.550%

Next $1.3 billion	0.500%

Next $2 billion	0.450%

Next $2 billion	0.400%

Next $2 billion	0.375%

Over $8 billion	0.350%

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.39%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $485,929.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six monthsended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $319,699 in front-end sales commissions from the sale of Class A shares and $9,854 and $9,334 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s

15	Invesco Diversified Dividend Fund

own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$12,137,084,397	$2,392,648,857	$–	$14,529,733,254

Money Market Funds	511,093,873	–	–	511,093,873

Total Investments in Securities	12,648,178,270	2,392,648,857	–	15,040,827,127

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(1,212,212)	–	(1,212,212)

Total Investments	$12,648,178,270	$2,391,436,645	$–	$15,039,614,915

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2020:

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(1,212,212)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(1,212,212)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2020.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank of America, N.A.	$-	$(270,856)	$(270,856)	$-	$-	$(270,856)

Royal Bank of Canada	-	(941,356)	(941,356)	-	-	(941,356)

Total	$-	$(1,212,212)	$(1,212,212)	$-	$-	$(1,212,212)

Effect of Derivative Investments for the six months ended April 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Currency
Risk

Realized Gain:
Forward foreign currency contracts	$20,142,545

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,027,457

Total	$21,170,002

16	Invesco Diversified Dividend Fund

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$907,291,172

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $22,126.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $754,815,108 and $1,609,685,033, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,082,478,867

Aggregate unrealized (depreciation) of investments	(1,370,711,512)

Net unrealized appreciation of investments	$1,711,767,355

Cost of investments for tax purposes is $13,327,847,560.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended April 30, 2020(a)		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	16,128,502	$296,368,710	24,412,210	$471,277,278

Class C	1,816,161	33,330,189	2,727,373	51,664,464

Class R	1,079,131	19,862,540	1,907,144	37,104,995

Class Y	18,826,144	347,538,656	37,070,082	715,412,888

Investor Class	1,167,972	22,181,702	1,818,691	35,336,910

Class R5	8,833,335	162,665,757	37,625,648	708,074,585

Class R6	50,384,616	984,808,046	37,737,549	731,949,356

17	Invesco Diversified Dividend Fund

	Summary of Share Activity

	Six months ended April 30, 2020(a)		Year ended October 31, 2019

	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	9,196,934	$178,972,269	17,742,073	$328,402,028

Class C	748,761	14,513,515	1,908,252	34,544,670

Class R	470,426	9,185,303	1,081,709	20,020,083

Class Y	4,315,961	83,591,663	8,761,820	162,216,487

Investor Class	3,448,982	66,847,470	6,497,701	120,231,365

Class R5	8,124,192	156,764,273	14,369,271	266,851,133

Class R6	11,143,621	213,392,038	22,753,159	421,270,905

Automatic conversion of Class C shares to Class A shares:
Class A	272,044	5,171,769	7,037,711	130,466,106

Class C	(275,811)	(5,171,769)	(7,131,106)	(130,466,106)

Reacquired:
Class A	(53,883,812)	(1,063,755,093)	(60,283,484)	(1,162,970,285)

Class C	(3,354,250)	(60,335,937)	(8,137,934)	(153,622,580)

Class R	(2,900,927)	(56,209,936)	(6,176,732)	(119,872,549)

Class Y	(32,788,741)	(603,267,680)	(67,108,430)	(1,291,527,902)

Investor Class	(7,120,844)	(133,474,194)	(12,572,298)	(243,537,449)

Class R5	(28,987,456)	(550,427,647)	(51,119,158)	(982,362,823)

Class R6	(48,162,414)	(875,819,211)	(109,076,580)	(2,098,076,334)

Net increase (decrease) in share activity	(41,517,473)	$(753,267,567)	(98,155,329)	$(1,947,612,775)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

18	Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$862.20	$3.75	$1,020.84	$4.07	0.81%
Class C	1,000.00	858.90	7.21	1,017.11	7.82	1.56
Class R	1,000.00	861.00	4.90	1,019.59	5.32	1.06
Class Y	1,000.00	862.60	2.59	1,022.08	2.82	0.56
Investor Class	1,000.00	862.30	3.38	1,021.23	3.67	0.73
Class R5	1,000.00	863.10	2.36	1,022.33	2.56	0.51
Class R6	1,000.00	863.70	1.95	1,022.77	2.11	0.42

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19	Invesco Diversified Dividend Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	Invesco Distributors, Inc.	DDI-SAR-1

Semiannual Report to Shareholders	April 30, 2020
Invesco Summit Fund
Nasdaq: A: ASMMX ∎ C: CSMMX ∎ P: SMMIX ∎ S: SMMSX ∎ Y: ASMYX ∎ R5: SMITX ∎ R6: SMISX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Summit Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV).Performance shown does not include applicable contingent deferred sales charges (CDSC)or front-end sales charges, which would have reduced performance.

Class A Shares	5.64%
Class C Shares	5.30
Class P Shares	5.72
Class S Shares	5.73
Class Y Shares	5.78
Class R5 Shares	5.80
Class R6 Shares	5.80
S&P 500 Index▼ (Broad Market Index)	–3.16
Russell 1000 Growth Index▼ (Style-Specific Index)	6.09
Lipper Multi-Cap Growth Funds Index∎ (Peer Group Index)	3.42
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multicap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Summit Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	8.62%
10 Years	12.16
5 Years	11.05
1 Year	3.78

Class C Shares
Inception (10/31/05)	8.48%
10 Years	11.96
5 Years	11.48
1 Year	8.04

Class P Shares
Inception (11/1/82)	9.74%
10 Years	12.98
5 Years	12.47
1 Year	9.99

Class S Shares
Inception (9/25/09)	13.39%
10 Years	12.91
5 Years	12.42
1 Year	9.94

Class Y Shares
Inception (10/3/08)	11.84%
10 Years	13.09
5 Years	12.58
1 Year	10.12

Class R5 Shares
Inception (10/3/08)	11.94%
10 Years	13.17
5 Years	12.63
1 Year	10.11

Class R6 Shares
10 Years	12.91%
5 Years	12.51
1 Year	10.15

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.

The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Summit Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Summit Fund

Schedule of Investments(a)

April 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Aerospace & Defense-1.76%
L3Harris Technologies, Inc.	72,000	$ 13,946,400
Lockheed Martin Corp.	25,200	9,804,312
Teledyne Technologies, Inc.(b)	63,000	20,517,210
		44,267,922

Application Software-6.75%
Adobe, Inc.(b)	52,000	18,389,280
Citrix Systems, Inc.	63,000	9,135,630
RealPage, Inc.(b)	402,300	25,944,327
salesforce.com, inc.(b)	376,200	60,925,590
Splunk, Inc.(b)	214,200	30,065,112
Trade Desk, Inc. (The), Class A(b)	87,300	25,542,234
		170,002,173

Asset Management & Custody Banks-3.65%
Apollo Global Management, Inc.	823,500	33,343,515
Ares Management Corp., Class A	907,200	30,436,560
KKR & Co., Inc., Class A	1,118,700	28,202,427
		91,982,502

Biotechnology-1.75%
Alnylam Pharmaceuticals, Inc.(b)	66,000	8,692,200
BeiGene Ltd., ADR (China)(b)	57,600	8,803,008
Innovent Biologics, Inc. (China)(b)(c)	1,080,000	5,324,079
Moderna, Inc.(b)	462,600	21,274,974
		44,094,261

Cable & Satellite-1.00%
Altice USA, Inc., Class A(b)	708,300	18,394,551
Charter Communications, Inc., Class A(b)	7,380	3,654,797
DISH Network Corp., Class A(b)	123,300	3,084,350
		25,133,698

Consumer Electronics-1.43%
Sony Corp. (Japan)	561,600	36,029,553

Data Processing & Outsourced Services-7.46%
Fidelity National Information Services, Inc.	193,500	25,520,715
Mastercard, Inc., Class A	291,600	80,181,252
PayPal Holdings, Inc.(b)	341,100	41,955,300
Visa, Inc., Class A	224,100	40,051,152
		187,708,419

Diversified Support Services-0.52%
Cintas Corp.	58,500	12,977,055

Environmental & Facilities Services-1.59%
Casella Waste Systems, Inc., Class A(b)	216,000	10,018,080
Clean Harbors, Inc.(b)	281,700	15,051,231
GFL Environmental, Inc. (Canada)(d)	611,100	10,572,030
Waste Connections, Inc.	51,300	4,407,183
		40,048,524

Financial Exchanges & Data-0.40%
CME Group, Inc., Class A	24,550	4,375,056

	Shares	Value
Financial Exchanges & Data-(continued)
London Stock Exchange Group PLC (United Kingdom)	61,100	$ 5,743,231
		10,118,287

Health Care Equipment-4.75%
Baxter International, Inc.	175,500	15,580,890
Boston Scientific Corp.(b)	801,000	30,021,480
DexCom, Inc.(b)	58,500	19,609,200
Intuitive Surgical, Inc.(b)	33,930	17,334,158
Teleflex, Inc.	62,100	20,828,340
Zimmer Biomet Holdings, Inc.	135,630	16,234,911
		119,608,979

Health Care Services-0.85%
LHC Group, Inc.(b)	164,070	21,327,459

Health Care Technology-0.19%
Teladoc Health, Inc.(b)	29,700	4,888,323

Home Improvement Retail-2.24%
Lowe’s Cos., Inc.	538,200	56,376,450

Hotels, Resorts & Cruise Lines-0.65%
Marriott Vacations Worldwide Corp.	180,000	14,940,000
Royal Caribbean Cruises Ltd.	31,500	1,473,255
		16,413,255

Industrial Conglomerates-0.45%
Roper Technologies, Inc.	33,300	11,356,299

Industrial Gases-0.25%
Linde PLC (United Kingdom)	33,552	6,173,232

Interactive Home Entertainment-7.55%
Activision Blizzard, Inc.	792,000	50,474,160
Electronic Arts, Inc.(b)	293,400	33,523,884
Nintendo Co. Ltd. (Japan)	111,800	46,301,054
Sea Ltd., ADR (Taiwan)(b)	591,300	32,864,454
Take-Two Interactive Software, Inc.(b)	222,300	26,909,415
		190,072,967

Interactive Media & Services-10.50%
Alphabet, Inc., Class A(b)	558	751,459
Alphabet, Inc., Class C(b)	107,100	144,441,486
Facebook, Inc., Class A(b)	581,400	119,018,394
		264,211,339

Internet & Direct Marketing Retail-15.89%
Alibaba Group Holding Ltd., ADR (China)(b)	327,355	66,345,038
Amazon.com, Inc.(b)	111,728	276,415,072
Booking Holdings, Inc.(b)	13,500	19,987,695
HelloFresh SE (Germany)(b)	533,700	18,912,074
JD.com, Inc., ADR (China)(b)	428,400	18,464,040
		400,123,919

Life & Health Insurance-0.43%
Athene Holding Ltd., Class A(b)	400,500	10,813,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Summit Fund

	Shares	Value
Life Sciences Tools & Services-3.09%
10X Genomics, Inc., Class A(b)	268,200	$ 21,421,134
Avantor, Inc.(b)	347,400	5,839,794
Illumina, Inc.(b)	78,300	24,980,049
Thermo Fisher Scientific, Inc.	76,050	25,452,414
		77,693,391

Managed Health Care-1.86%
Humana, Inc.	41,400	15,807,348
UnitedHealth Group, Inc.	106,200	31,060,314
		46,867,662

Movies & Entertainment-1.07%
IMAX Corp.(b)	323,000	3,714,500
Netflix, Inc.(b)	46,800	19,648,980
Vivendi S.A. (France)	171,000	3,696,030
		27,059,510

Oil & Gas Exploration & Production-0.08%
Viper Energy Partners L.P.	213,300	1,979,424

Oil & Gas Refining & Marketing-0.43%
Marathon Petroleum Corp.	222,300	7,131,384
PBF Energy, Inc., Class A(b)	324,900	3,703,860
		10,835,244

Packaged Foods & Meats-2.62%
Conagra Brands, Inc.	281,700	9,420,048
Mondelez International, Inc., Class A	74,700	3,842,568
Mowi ASA (Norway)	315,000	5,406,581
Nomad Foods Ltd. (United Kingdom)(b)	498,600	10,276,146
Pilgrim’s Pride Corp.(b)	310,500	6,831,000
Tyson Foods, Inc., Class A	486,000	30,224,340
		66,000,683

Pharmaceuticals-0.82%
Novo Nordisk A/S, Class B (Denmark)	88,235	5,634,161
Zoetis, Inc.	116,100	15,012,891
		20,647,052

Railroads-0.82%
Kansas City Southern	102,600	13,394,430
Union Pacific Corp.	45,000	7,190,550
		20,584,980

Regional Banks-0.37%
SVB Financial Group(b)	48,600	9,388,062

Research & Consulting Services-0.52%
CoStar Group, Inc.(b)	20,340	13,185,608

Restaurants-1.29%
Restaurant Brands International, Inc. (Canada)	660,600	32,567,580

Semiconductor Equipment-1.51%
Applied Materials, Inc.	511,200	25,396,416
ASML Holding N.V., New York Shares (Netherlands)	44,100	12,719,763
		38,116,179

Semiconductors-3.79%
NVIDIA Corp.	73,800	21,570,264
QUALCOMM, Inc.	250,200	19,683,234

	Shares	Value
Semiconductors-(continued)
Semtech Corp.(b)	598,500	$ 27,076,140
Silicon Motion Technology Corp., ADR (Taiwan)	613,445	26,954,773
		95,284,411

Specialized REITs-0.76%
Crown Castle International Corp.	15,030	2,396,233
EPR Properties(b)	567,000	16,681,140
		19,077,373

Specialty Chemicals-0.33%
Sherwin-Williams Co. (The)	15,300	8,206,461

Systems Software-5.92%
Microsoft Corp.	606,808	108,746,062
Palo Alto Networks, Inc.(b)	72,000	14,148,720
ServiceNow, Inc.(b)	74,100	26,049,114
		148,943,896

Technology Hardware, Storage & Peripherals-2.55%
Apple, Inc.	218,700	64,254,060

Trading Companies & Distributors-0.42%
Fastenal Co.	180,000	6,519,600
United Rentals, Inc.(b)	30,600	3,932,100
		10,451,700

Trucking-1.26%
Knight-Swift Transportation Holdings, Inc.	141,300	5,253,534
Lyft, Inc., Class A(b)	343,800	11,286,954
Schneider National, Inc., Class B	224,100	4,910,031
Uber Technologies, Inc.(b)	341,100	10,325,097
		31,775,616

Wireless Telecommunication Services-0.35%
T-Mobile US, Inc.(b)	99,000	8,692,200
Total Common Stocks & Other Equity Interests (Cost $1,358,911,478)		2,515,339,208

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(e)(f)	6,184	6,184
Invesco Liquid Assets Portfolio, Institutional Class, 0.60%(e)(f)	72,499	72,542
Invesco Treasury Portfolio, Institutional Class, 0.10%(e)(f)	7,068	7,068
Total Money Market Funds (Cost $85,758)		85,794
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,358,997,236)		2,515,425,002
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.03%
Invesco Private Government Fund, 0.01%(e)(g)(h) (Cost $694,874)	694,874	694,874
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $1,359,692,110)		2,516,119,876
OTHER ASSETS LESS LIABILITIES-0.05%		1,149,408
NET ASSETS-100.00%		$2,517,269,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Summit Fund

Investment Abbreviations:

ADR  – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2020 represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at April 30, 2020.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 40	$ 44,381,322	$ (44,375,178)	$ -	$ -	$ 6,184	$12,357
Invesco Liquid Assets Portfolio, Institutional Class	-	31,675,657	(31,600,104)	36	(3,047)	72,542	12,216
Invesco Treasury Portfolio, Institutional Class	45	50,721,511	(50,714,488)	-	-	7,068	13,164
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	5,084,830	28,948,633	(34,033,463)	-	-	-	37,224
Invesco Liquid Assets Portfolio, Institutional Class	2,719,278	8,269,104	(10,987,828)	(554)	-	-	4,497
Invesco Private Government Fund	-	1,402,313	(707,439)	-	-	694,874	-
Total	$7,804,193	$165,398,540	$(172,418,500)	$(518)	$(3,047)	$780,668	$79,458

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(h)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Information Technology	27.98%
Consumer Discretionary	21.51
Communication Services	20.47
Health Care	13.31
Industrials	7.33
Financials	4.86
Consumer Staples	2.62
Other Sectors, Each Less than 2% of Net Assets	1.84
Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Summit Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,358,911,478)*	$2,515,339,208
Investments in affiliated money market funds, at value (Cost $780,632)	780,668
Cash	2,080
Foreign currencies, at value (Cost $113,534)	114,672
Receivable for:
Investments sold	14,742,984
Fund shares sold	499,497
Dividends	1,947,979
Investment for trustee deferred compensation and retirement plans	356,827
Other assets	71,546
Total assets	2,533,855,461

Liabilities:
Payable for:
Investments purchased	14,385,377
Fund shares reacquired	386,417
Collateral upon return of securities loaned	694,874
Accrued fees to affiliates	604,500
Accrued other operating expenses	120,209
Trustee deferred compensation and retirement plans	394,800
Total liabilities	16,586,177
Net assets applicable to shares outstanding	$2,517,269,284

Net assets consist of:
Shares of beneficial interest	$1,326,202,477
Distributable earnings	1,191,066,807
$2,517,269,284

Net Assets:
Class A	$201,592,597
Class C	$17,713,540
Class P	$2,245,171,463
Class S	$3,701,255
Class Y	$35,198,396
Class R5	$466,078
Class R6	$13,425,955

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,538,972
Class C	960,303
Class P	104,123,096
Class S	173,477
Class Y	1,634,902
Class R5	21,540
Class R6	619,726
Class A:
Net asset value per share	$21.13
Maximum offering price per share (Net asset value of $21.13 ÷ 94.50%)	$22.36
Class C:
Net asset value and offering price per share	$18.45
Class P:
Net asset value and offering price per share	$21.56
Class S:
Net asset value and offering price per share	$21.34
Class Y:
Net asset value and offering price per share	$21.53
Class R5:
Net asset value and offering price per share	$21.64
Class R6:
Net asset value and offering price per share	$21.66

*	At April 30, 2020, securities with an aggregate value of $679,283 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Summit Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $227,223)	$10,476,822

Dividends from affiliated money market funds (includes securities lending income of $41,721)	79,458

Total investment income	10,556,280

Expenses:
Advisory fees	7,854,357

Administrative services fees	170,143

Custodian fees	22,410

Distribution fees: Class A	231,194

Class C	81,455

Class P	1,115,009

Class S	2,742

Transfer agent fees – A, C, P, S and Y	1,129,464

Transfer agent fees – R5	148

Transfer agent fees – R6	2,228

Trustees’ and officers’ fees and benefits	18,675

Registration and filing fees	46,986

Reports to shareholders	29,847

Professional services fees	36,191

Other	19,499

Total expenses	10,760,348

Less: Expense offset arrangement(s)	(21,674)

Net expenses	10,738,674

Net investment income (loss)	(182,394)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	38,457,418

Foreign currencies	(22,256)

38,435,162

Change in net unrealized appreciation of:
Investment securities	98,031,343

Foreign currencies	4,589

98,035,932

Net realized and unrealized gain	136,471,094

Net increase in net assets resulting from operations	$136,288,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Summit Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	April 30, 2020	October 31, 2019

Operations:
Net investment income (loss)	$(182,394)	$(890,866)

Net realized gain	38,435,162	205,394,107

Change in net unrealized appreciation	98,035,932	165,019,840

Net increase in net assets resulting from operations	136,288,700	369,523,081

Distributions to shareholders from distributable earnings:
Class A	(14,994,604)	(11,802,245)

Class C	(1,516,859)	(1,924,446)

Class P	(184,239,073)	(200,986,497)

Class S	(302,981)	(342,325)

Class Y	(1,186,928)	(1,432,310)

Class R5	(20,136)	(7,405)

Class R6	(1,054,022)	(1,111,514)

Total distributions from distributable earnings	(203,314,603)	(217,606,742)

Share transactions-net:
Class A	36,994,133	45,113,185

Class C	2,897,238	(1,676,851)

Class P	98,286,937	41,247,361

Class S	84,285	86,338

Class Y	24,300,449	(2,237,075)

Class R5	401,734	16,489

Class R6	1,217,185	721,839

Net increase in net assets resulting from share transactions	164,181,961	83,271,286

Net increase in net assets	97,156,058	235,187,625

Net assets:
Beginning of period	2,420,113,226	2,184,925,601

End of period	$2,517,269,284	$2,420,113,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Summit Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/20	$21.77	$(0.02)	$1.25	$1.23	$ -	$(1.87)	$(1.87)	$21.13	5.64%	$201,593	1.00	%(d)	1.00	%(d)	(0.15	)%(d)	17%
Year ended 10/31/19	20.75	(0.04)	3.17	3.13	-	(2.11)	(2.11)	21.77	17.36	169,883	1.01		1.01		(0.18)		29
Year ended 10/31/18	20.14	(0.05)	1.41	1.36	-	(0.75)	(0.75)	20.75	6.95	114,570	1.02		1.02		(0.24)		35
Year ended 10/31/17	16.56	(0.02)	4.60	4.58	-	(1.00)	(1.00)	20.14	29.20	77,519	1.04		1.04		(0.13)		31
Year ended 10/31/16	17.59	(0.01)	0.11	0.10	-	(1.13)	(1.13)	16.56	0.81	50,217	1.05		1.05		(0.05)		47
Year ended 10/31/15	18.62	(0.03)	1.44	1.41	-	(2.44)	(2.44)	17.59	8.86	50,349	1.04		1.04		(0.16)		49
Class C
Six months ended 04/30/20	19.29	(0.08)	1.11	1.03	-	(1.87)	(1.87)	18.45	5.30	17,714	1.75	(d)	1.75	(d)	(0.90	)(d)	17
Year ended 10/31/19	18.77	(0.17)	2.80	2.63	-	(2.11)	(2.11)	19.29	16.43	15,470	1.76		1.76		(0.93)		29
Year ended 10/31/18	18.41	(0.19)	1.30	1.11	-	(0.75)	(0.75)	18.77	6.22	16,792	1.77		1.77		(0.99)		35
Year ended 10/31/17	15.34	(0.15)	4.22	4.07	-	(1.00)	(1.00)	18.41	28.15	9,325	1.79		1.79		(0.88)		31
Year ended 10/31/16	16.49	(0.12)	0.10	(0.02)	-	(1.13)	(1.13)	15.34	0.09	5,008	1.80		1.80		(0.80)		47
Year ended 10/31/15	17.73	(0.15)	1.35	1.20	-	(2.44)	(2.44)	16.49	8.02	4,855	1.79		1.79		(0.91)		49
Class P
Six months ended 04/30/20	22.16	0.00	1.27	1.27	-	(1.87)	(1.87)	21.56	5.72	2,245,171	0.85	(d)	0.85	(d)	0.00	(d)	17
Year ended 10/31/19	21.05	(0.01)	3.23	3.22	-	(2.11)	(2.11)	22.16	17.55	2,204,984	0.86		0.86		(0.03)		29
Year ended 10/31/18	20.39	(0.02)	1.43	1.41	(0.00)	(0.75)	(0.75)	21.05	7.13	2,024,211	0.87		0.87		(0.09)		35
Year ended 10/31/17	16.75	0.00	4.65	4.65	(0.01)	(1.00)	(1.01)	20.39	29.32	2,044,421	0.89		0.89		0.02		31
Year ended 10/31/16	17.75	0.02	0.11	0.13	-	(1.13)	(1.13)	16.75	0.98	1,708,869	0.90		0.90		0.10		47
Year ended 10/31/15	18.74	(0.00)	1.45	1.45	-	(2.44)	(2.44)	17.75	9.03	1,821,733	0.89		0.89		(0.01)		49
Class S
Six months ended 04/30/20	21.95	(0.01)	1.27	1.26	-	(1.87)	(1.87)	21.34	5.73	3,701	0.90	(d)	0.90	(d)	(0.05	)(d)	17
Year ended 10/31/19	20.89	(0.02)	3.19	3.17	-	(2.11)	(2.11)	21.95	17.44	3,711	0.91		0.91		(0.08)		29
Year ended 10/31/18	20.24	(0.03)	1.43	1.40	-	(0.75)	(0.75)	20.89	7.12	3,405	0.92		0.92		(0.14)		35
Year ended 10/31/17	16.63	(0.01)	4.62	4.61	(0.00)	(1.00)	(1.00)	20.24	29.29	3,521	0.94		0.94		(0.03)		31
Year ended 10/31/16	17.64	0.01	0.11	0.12	-	(1.13)	(1.13)	16.63	0.92	3,164	0.95		0.95		0.05		47
Year ended 10/31/15	18.66	(0.01)	1.43	1.42	-	(2.44)	(2.44)	17.64	8.90	3,546	0.94		0.94		(0.06)		49
Class Y
Six months ended 04/30/20	22.12	0.01	1.27	1.28	-	(1.87)	(1.87)	21.53	5.78	35,198	0.75	(d)	0.75	(d)	0.10	(d)	17
Year ended 10/31/19	21.00	0.02	3.21	3.23	-	(2.11)	(2.11)	22.12	17.65	13,414	0.76		0.76		0.07		29
Year ended 10/31/18	20.34	0.00	1.43	1.43	(0.02)	(0.75)	(0.77)	21.00	7.25	14,818	0.77		0.77		0.01		35
Year ended 10/31/17	16.71	0.02	4.64	4.66	(0.03)	(1.00)	(1.03)	20.34	29.46	13,881	0.79		0.79		0.12		31
Year ended 10/31/16	17.69	0.03	0.12	0.15	-	(1.13)	(1.13)	16.71	1.10	3,576	0.80		0.80		0.20		47
Year ended 10/31/15	18.67	0.02	1.44	1.46	-	(2.44)	(2.44)	17.69	9.13	2,170	0.79		0.79		0.09		49
Class R5
Six months ended 04/30/20	22.22	0.01	1.28	1.29	-	(1.87)	(1.87)	21.64	5.80	466	0.76	(d)	0.76	(d)	0.09	(d)	17
Year ended 10/31/19	21.09	0.01	3.23	3.24	-	(2.11)	(2.11)	22.22	17.63	96	0.77		0.77		0.06		29
Year ended 10/31/18	20.42	0.01	1.43	1.44	(0.02)	(0.75)	(0.77)	21.09	7.30	73	0.72		0.72		0.06		35
Year ended 10/31/17	16.77	0.03	4.66	4.69	(0.04)	(1.00)	(1.04)	20.42	29.56	20	0.76		0.76		0.15		31
Year ended 10/31/16	17.75	0.04	0.11	0.15	-	(1.13)	(1.13)	16.77	1.10	17	0.74		0.74		0.26		47
Year ended 10/31/15	18.71	0.04	1.44	1.48	-	(2.44)	(2.44)	17.75	9.24	18	0.68		0.68		0.20		49
Class R6
Six months ended 04/30/20	22.24	0.02	1.27	1.29	-	(1.87)	(1.87)	21.66	5.80	13,426	0.69	(d)	0.69	(d)	0.16	(d)	17
Year ended 10/31/19	21.09	0.03	3.23	3.26	-	(2.11)	(2.11)	22.24	17.73	12,556	0.71		0.71		0.12		29
Year ended 10/31/18	20.42	0.01	1.43	1.44	(0.02)	(0.75)	(0.77)	21.09	7.29	11,057	0.72		0.72		0.06		35
Year ended 10/31/17(e)	17.61	0.01	2.80	2.81	-	-	-	20.42	15.96	12	0.77	(f)	0.77	(f)	0.14	(f)	31

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $186,096, $16,392, $2,243,919, $3,679, $29,715, $298 and $13,106 for Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Commencement date of April 4, 2017.
(f)	Annualized.

12                     Invesco Summit Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s prospectus. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares (the Conversion Date).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

13                     Invesco Summit Fund

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

14                     Invesco Summit Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 10 million	1.000%
Next $140 million	0.750%
Over $150 million	0.625%

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.85%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $3,541.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C shares, Class P shares and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $70,140 in front-end sales commissions from the sale of Class A shares and $820 and $478 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

15                     Invesco Summit Fund

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,388,292,445	$127,046,763	$—	$2,515,339,208
Money Market Funds	85,794	694,874	—	780,668
Total Investments	$2,388,378,239	$127,741,637	$—	$2,516,119,876

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $18,133.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $421,923,383 and $462,778,635, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,196,726,280

Aggregate unrealized (depreciation) of investments	(42,788,956)

Net unrealized appreciation of investments	$1,153,937,324

Cost of investments for tax purposes is $1,362,182,552.

16                     Invesco Summit Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2020		October 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	2,372,814	$49,133,924	3,148,737	$63,824,110

Class C	258,748	4,692,025	316,732	5,619,115

Class P	661,874	14,036,231	1,279,251	26,015,956

Class S	1,255	26,680	5,172	106,063

Class Y	1,502,939	33,771,015	274,954	5,491,428

Class R5	16,632	388,720	673	13,508

Class R6	83,174	1,795,995	134,890	2,776,548

Issued as reinvestment of dividends:
Class A	676,595	14,282,919	641,737	11,397,250

Class C	75,056	1,386,283	111,801	1,772,053

Class P	8,379,716	180,331,486	10,930,519	197,405,168

Class S	13,931	296,735	19,124	342,325

Class Y	45,921	986,374	69,581	1,253,149

Class R5	847	18,284	294	5,313

Class R6	47,475	1,025,940	60,394	1,093,129

Automatic conversion of Class C shares to Class A shares:
Class A	18,043	388,592	135,282	2,539,403

Class C	(20,594)	(388,592)	(151,835)	(2,539,403)

Reacquired:
Class A	(1,333,019)	(26,811,302)	(1,643,166)	(32,647,578)

Class C	(154,892)	(2,792,478)	(369,501)	(6,528,616)

Class P	(4,433,488)	(96,080,780)	(8,846,916)	(182,173,763)

Class S	(10,743)	(239,130)	(18,293)	(362,050)

Class Y	(520,463)	(10,456,940)	(443,704)	(8,981,652)

Class R5	(245)	(5,270)	(131)	(2,332)

Class R6	(75,550)	(1,604,750)	(154,905)	(3,147,838)

Net increase in share activity	7,606,026	$164,181,961	5,500,690	$83,271,286

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

17                     Invesco Summit Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(11/01/19)	(04/30/20)[1]	Period[2]	(04/30/20)	Period[2]	Ratio
Class A	$1,000.00	$1,056.40	$5.11	$1,019.89	$5.02	1.00%
Class C	1,000.00	1,053.00	8.93	1,016.16	8.77	1.75
Class P	1,000.00	1,057.20	4.35	1,020.64	4.27	0.85
Class S	1,000.00	1,057.30	4.60	1,020.39	4.52	0.90
Class Y	1,000.00	1,057.80	3.84	1,021.13	3.77	0.75
Class R5	1,000.00	1,058.00	3.89	1,021.08	3.82	0.76
Class R6	1,000.00	1,058.00	3.53	1,021.43	3.47	0.69

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18                     Invesco Summit Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	Invesco Distributors, Inc.	SUM-SAR-1

Semiannual Report to Shareholders	April 30, 2020

Invesco Oppenheimer Rising Dividends Fund
Nasdaq:
A: OARDX ∎ C: OCRDX ∎ R: ONRDX ∎ Y: OYRDX ∎ R5: RSDQX ∎ R6: OIRDX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

   We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

   In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                      Invesco Oppenheimer Rising Dividends Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–6.04%
Class C Shares	–6.43
Class R Shares	–6.18
Class Y Shares	–5.89
Class R5 Shares	–5.90
Class R6 Shares	–5.82
S&P 500 Index▼	–3.16
Russell 1000 Index▼	–3.56
Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                      Invesco Oppenheimer Rising Dividends Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges
Class A Shares
Inception (4/30/80)	11.53%
10 Years	7.96
5 Years	4.12
1 Year	–7.46

Class C Shares
Inception (9/1/93)	7.75%
10 Years	7.75
5 Years	4.51
1 Year	–3.76

Class R Shares
Inception (3/1/01)	5.58%
10 Years	8.25
5 Years	5.03
1 Year	–2.32

Class Y Shares
Inception (12/16/96)	7.05%
10 Years	8.83
5 Years	5.56
1 Year	–1.83

Class R5 Shares
10 Years	8.61%
5 Years	5.37
1 Year	–1.76

Class R6 Shares
Inception (2/28/12)	8.55%
5 Years	5.74
1 Year	–1.68

Effective May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the Oppenheimer Rising Dividend Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Invesco Oppenheimer Rising Dividend Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                      Invesco Oppenheimer Rising Dividends Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎ The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

∎ The Fund’s investment strategy remained appropriate for an open-end fund;

∎ The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

∎ The Fund did not breach the 15% limit on Illiquid Investments; and

∎ The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                      Invesco Oppenheimer Rising Dividends Fund

Schedule of Investments(a)

April 30, 2020

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.87%

Aerospace & Defense–2.00%
Lockheed Martin Corp.	125,133	$48,684,245

Air Freight & Logistics–1.18%
United Parcel Service, Inc., Class B	303,100	28,691,446

Apparel Retail–1.40%
Ross Stores, Inc.	371,978	33,983,910

Asset Management & Custody Banks–1.02%
Northern Trust Corp.	312,418	24,731,009

Broadcasting–0.49%
Fox Corp., Class B	463,831	11,855,520

Cable & Satellite–1.47%
Comcast Corp., Class A	952,365	35,837,495

Communications Equipment–1.08%
Motorola Solutions, Inc.	182,610	26,261,144

Consumer Finance–1.00%
American Express Co.	266,339	24,303,434

Data Processing & Outsourced Services–6.86%
Automatic Data Processing, Inc.	138,488	20,314,805

Fidelity National Information Services, Inc.	263,765	34,787,966

Mastercard, Inc., Class A	170,776	46,958,277

Visa, Inc., Class A	361,645	64,633,194

		166,694,242

Distillers & Vintners–0.98%
Diageo PLC (United Kingdom)	689,293	23,893,930

Diversified Banks–2.16%
JPMorgan Chase & Co.	548,562	52,530,297

Diversified Support Services–0.64%
Cintas Corp.	70,405	15,617,941

Electric Utilities–2.06%
Duke Energy Corp.	426,090	36,072,780

Eversource Energy	174,726	14,100,388

		50,173,168

Environmental & Facilities Services–0.83%
Republic Services, Inc.	256,308	20,079,169

Financial Exchanges & Data–4.89%
CME Group, Inc., Class A	186,840	33,296,756

Intercontinental Exchange, Inc.	346,930	31,032,889

S&P Global, Inc.	185,814	54,421,204

		118,750,849

Footwear–1.12%
NIKE, Inc., Class B	310,947	27,108,359

Gas Utilities–1.01%
Atmos Energy Corp.	142,865	14,567,944

	Shares	Value

Gas Utilities–(continued)
UGI Corp.	326,435	$9,851,808

		24,419,752

General Merchandise Stores–0.71%
Target Corp.	157,419	17,275,161

Health Care Equipment–4.44%
Danaher Corp.	181,128	29,607,183

Medtronic PLC	292,681	28,574,446

STERIS PLC	99,255	14,143,837

Stryker Corp.	191,581	35,716,446

		108,041,912

Home Improvement Retail–2.61%
Home Depot, Inc. (The)	289,087	63,549,995

Household Products–3.32%
Procter & Gamble Co. (The)	474,932	55,980,235

Reckitt Benckiser Group PLC (United Kingdom)	296,895	24,809,002

		80,789,237

Industrial Conglomerates–1.21%
Honeywell International, Inc.	207,958	29,509,240

Industrial Gases–1.59%
Air Products and Chemicals, Inc.	170,945	38,561,773

Industrial Machinery–1.38%
Illinois Tool Works, Inc.	206,568	33,567,300

Industrial REITs–2.09%
Prologis, Inc.	568,465	50,724,132

Insurance Brokers–2.03%
Marsh & McLennan Cos., Inc.	506,654	49,312,634

Integrated Oil & Gas–1.93%
Chevron Corp.	390,915	35,964,180

TOTAL S.A. (France)	303,405	10,939,976

		46,904,156

Integrated Telecommunication Services–1.64%
Verizon Communications, Inc.	694,572	39,903,161

IT Consulting & Other Services–2.17%
Accenture PLC, Class A	284,728	52,728,778

Life Sciences Tools & Services–3.37%
Lonza Group AG (Switzerland)	79,187	34,609,281

Thermo Fisher Scientific, Inc.	141,532	47,367,930

		81,977,211

Managed Health Care–4.54%
Humana, Inc.	96,724	36,931,158

UnitedHealth Group, Inc.	251,281	73,492,154

		110,423,312

Movies & Entertainment–1.26%
Walt Disney Co. (The)	282,936	30,599,528

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Oppenheimer Rising Dividends Fund

	Shares	Value

Office REITs–1.26%
Alexandria Real Estate Equities, Inc.	100,616	$15,805,767

SL Green Realty Corp.	277,349	14,713,365

		30,519,132

Oil & Gas Exploration & Production–0.78%
ConocoPhillips	450,535	18,967,524

Oil & Gas Refining & Marketing–0.84%
Valero Energy Corp.	321,818	20,387,170

Oil & Gas Storage & Transportation–0.68%
TC Energy Corp. (Canada)	357,660	16,581,118

Pharmaceuticals–3.14%
Merck & Co., Inc.	484,864	38,469,110

Zoetis, Inc.	292,938	37,879,813

		76,348,923

Property & Casualty Insurance–1.18%
Fidelity National Financial, Inc.	353,486	9,561,796

Progressive Corp. (The)	247,430	19,126,339

		28,688,135

Railroads–1.61%
Union Pacific Corp.	244,777	39,112,917

Regional Banks–1.01%
PNC Financial Services Group, Inc. (The)	229,392	24,469,245

Restaurants–1.89%
McDonald’s Corp.	245,270	46,002,841

Semiconductor Equipment–1.75%
Applied Materials, Inc.	453,718	22,540,710

	Shares	Value

Semiconductor Equipment–(continued)
ASML Holding N.V., New York Shares (Netherlands)	69,381	$20,011,562

		42,552,272

Semiconductors–1.52%
Texas Instruments, Inc.	319,101	37,038,053

Soft Drinks–1.24%
Coca-Cola Co. (The)	655,615	30,086,172

Specialized REITs–3.19%
American Tower Corp.	223,591	53,214,658

Lamar Advertising Co., Class A	423,041	24,388,314

		77,602,972

Systems Software–7.66%
Microsoft Corp.	1,038,526	186,114,244

Technology Hardware, Storage & Peripherals–6.64%
Apple, Inc.	549,771	161,522,720

Total Common Stocks & Other Equity Interests (Cost $1,809,817,813)		2,403,476,878

Money Market Funds–0.91%
Invesco Government & Agency Portfolio, Institutional Class, 0.20% (Cost $22,176,891)(b)(c)	22,176,891	22,176,891

TOTAL INVESTMENTS IN SECURITIES–99.78% (Cost $1,831,994,704)		2,425,653,769

OTHER ASSETS LESS LIABILITIES–0.22%		5,274,801

NET ASSETS–100.00%		$2,430,928,570

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2020	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$30,479,100	$225,368,286	$(233,670,495)	$–	$–	$22,176,891	$96,132

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Oppenheimer Rising Dividends Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Information Technology	27.68%

Health Care	15.50

Financials	13.28

Industrials	8.86

Consumer Discretionary	7.73

Real Estate	6.53

Consumer Staples	5.54

Communication Services	4.86

Energy	4.23

Utilities	3.07

Materials	1.59

Money Market Funds Plus Other Assets Less Liabilities	1.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Oppenheimer Rising Dividends Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:

Investments in securities, at value (Cost $1,809,817,813)	$2,403,476,878

Investments in affiliated money market funds, at value (Cost $22,176,891)	22,176,891

Cash	3,176,787

Foreign currencies, at value (Cost $125)	126

Receivable for:
Investments sold	2,827,278

Fund shares sold	784,413

Dividends	2,535,184

Interest	366

Investment for trustee deferred compensation and retirement plans	168,316

Other assets	139,559

Total assets	2,435,285,798

Liabilities:

Payable for:
Fund shares reacquired	2,249,060

Accrued fees to affiliates	1,528,531

Accrued trustees’ and officers’ fees and benefits	2,502

Accrued other operating expenses	273,604

Trustee deferred compensation and retirement plans	303,531

Total liabilities	4,357,228

Net assets applicable to shares outstanding	$2,430,928,570

Net assets consist of:

Shares of beneficial interest	$1,871,892,809

Distributable earnings	559,035,761

$2,430,928,570

Net Assets:

Class A	$1,807,122,965

Class C	$264,554,212

Class R	$89,746,793

Class Y	$242,648,347

Class R5	$9,790

Class R6	$26,846,463

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	98,889,034

Class C	17,526,327

Class R	4,948,962

Class Y	12,753,322

Class R5	536

Class R6	1,414,685

Class A:
Net asset value per share	$18.27

Maximum offering price per share (Net asset value of $18.27 ÷ 94.50%)	$19.33

Class C:
Net asset value and offering price per share	$15.09

Class R:
Net asset value and offering price per share	$18.13

Class Y:
Net asset value and offering price per share	$19.03

Class R5:
Net asset value and offering price per share	$18.26

Class R6:
Net asset value and offering price per share	$18.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Oppenheimer Rising Dividends Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $272,113)	$28,554,094

Dividends from affiliated money market funds	96,132

Interest	7,405

Total investment income	28,657,631

Expenses:

Advisory fees	7,963,056

Administrative services fees	193,670

Custodian fees	10,873

Distribution fees:
Class A	2,479,309

Class C	1,500,044

Class R	249,935

Transfer agent fees – A, C, R and Y	2,204,925

Transfer agent fees – R5	3

Transfer agent fees – R6	1,872

Trustees’ and officers’ fees and benefits	16,369

Registration and filing fees	69,651

Reports to shareholders	108,475

Professional services fees	25,326

Other	(17,165)

Total expenses	14,806,343

Less: Expense offset arrangement(s)	(35,694)

Net expenses	14,770,649

Net investment income	13,886,982

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(245,434))	(35,311,849)

Foreign currencies	(15,084)

(35,326,933)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(140,128,103)

Foreign currencies	3,439

(140,124,664)

Net realized and unrealized gain (loss)	(175,451,597)

Net increase (decrease) in net assets resulting from operations	$(161,564,615)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Oppenheimer Rising Dividends Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	April 30, 2020	October 31, 2019

Operations:

Net investment income	$13,886,982	$29,481,333

Net realized gain (loss)	(35,326,933)	91,056,007

Change in net unrealized appreciation (depreciation)	(140,124,664)	198,983,068

Net increase (decrease) in net assets resulting from operations	(161,564,615)	319,520,408

Distributions to shareholders from distributable earnings:

Class A	(78,140,624)	(148,441,686)

Class C	(12,311,885)	(38,808,896)

Class R	(3,845,933)	(7,628,712)

Class Y	(11,726,384)	(25,506,364)

Class R5	(436)	(67)

Class R6	(1,142,105)	(1,868,881)

Total distributions from distributable earnings	(107,167,367)	(222,254,606)

Share transactions–net:

Class A	(49,857,471)	(1,247,458)

Class C	(21,665,527)	(157,408,225)

Class R	(4,677,265)	(4,569,374)

Class Y	(43,023,900)	(43,978,936)

Class R5	–	10,000

Class R6	95,324	4,152,973

Net increase (decrease) in net assets resulting from share transactions	(119,128,839)	(203,041,020)

Net increase (decrease) in net assets	(387,860,821)	(105,775,218)

Net assets:

Beginning of period	2,818,789,391	2,924,564,609

End of period	$2,430,928,570	$2,818,789,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Oppenheimer Rising Dividends Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/20	$20.21	$0.11	$(1.27)	$(1.16)	$(0.13)	$(0.65)	$(0.78)	$18.27	(6.04)%	$1,807,123	1.04	%(e)	1.04	%(e)	1.08	%(e)	15%
Year ended 10/31/19	19.48	0.22	1.98	2.20	(0.18)	(1.29)	(1.47)	20.21	12.30	2,055,643	1.05		1.05		1.13		29
Year ended 10/31/18	20.45	0.22	0.63	0.85	(0.23)	(1.59)	(1.82)	19.48	4.39	1,980,262	1.06		1.06		1.11		58
Year ended 10/31/17	18.26	0.27	3.11	3.38	(0.29)	(0.90)	(1.19)	20.45	19.42	2,131,479	1.07		1.07		1.43		78
Year ended 10/31/16	19.88	0.24	(0.48)	(0.24)	(0.25)	(1.13)	(1.38)	18.26	(1.37)	2,201,657	1.07		1.07		1.29		96
Year ended 10/31/15	20.99	0.17	0.62	0.79	(0.17)	(1.73)	(1.90)	19.88	3.72	2,615,039	1.05		1.05		0.85		60
Class C
Six months ended 04/30/20	16.77	0.03	(1.05)	(1.02)	(0.01)	(0.65)	(0.66)	15.09	(6.43)	264,554	1.79	(e)	1.79	(e)	0.33	(e)	15
Year ended 10/31/19	16.44	0.06	1.64	1.70	(0.08)	(1.29)	(1.37)	16.77	11.44	317,475	1.80		1.80		0.38		29
Year ended 10/31/18	17.54	0.06	0.54	0.60	(0.11)	(1.59)	(1.70)	16.44	3.65	470,544	1.81		1.81		0.36		58
Year ended 10/31/17	15.83	0.11	2.68	2.79	(0.18)	(0.90)	(1.08)	17.54	18.54	534,216	1.83		1.83		0.68		78
Year ended 10/31/16	17.43	0.09	(0.42)	(0.33)	(0.14)	(1.13)	(1.27)	15.83	(2.13)	586,282	1.82		1.82		0.54		96
Year ended 10/31/15	18.63	0.02	0.55	0.57	(0.04)	(1.73)	(1.77)	17.43	2.97	716,184	1.80		1.80		0.10		60
Class R
Six months ended 04/30/20	20.06	0.08	(1.26)	(1.18)	(0.10)	(0.65)	(0.75)	18.13	(6.18)	89,747	1.29	(e)	1.29	(e)	0.83	(e)	15
Year ended 10/31/19	19.35	0.17	1.97	2.14	(0.14)	(1.29)	(1.43)	20.06	12.00	104,287	1.30		1.30		0.88		29
Year ended 10/31/18	20.32	0.17	0.63	0.80	(0.18)	(1.59)	(1.77)	19.35	4.16	104,523	1.31		1.31		0.86		58
Year ended 10/31/17	18.15	0.23	3.08	3.31	(0.24)	(0.90)	(1.14)	20.32	19.12	111,030	1.33		1.33		1.20		78
Year ended 10/31/16	19.77	0.19	(0.48)	(0.29)	(0.20)	(1.13)	(1.33)	18.15	(1.63)	118,374	1.32		1.32		1.04		96
Year ended 10/31/15	20.88	0.12	0.61	0.73	(0.11)	(1.73)	(1.84)	19.77	3.47	142,003	1.30		1.30		0.60		60
Class Y
Six months ended 04/30/20	21.02	0.14	(1.32)	(1.18)	(0.16)	(0.65)	(0.81)	19.03	(5.89)	242,648	0.79	(e)	0.79	(e)	1.33	(e)	15
Year ended 10/31/19	20.21	0.27	2.06	2.33	(0.23)	(1.29)	(1.52)	21.02	12.52	311,750	0.80		0.80		1.38		29
Year ended 10/31/18	21.14	0.28	0.66	0.94	(0.28)	(1.59)	(1.87)	20.21	4.68	345,108	0.81		0.81		1.36		58
Year ended 10/31/17	18.84	0.34	3.20	3.54	(0.34)	(0.90)	(1.24)	21.14	19.69	462,807	0.83		0.83		1.69		78
Year ended 10/31/16	20.45	0.32	(0.52)	(0.20)	(0.28)	(1.13)	(1.41)	18.84	(1.11)	485,497	0.82		0.82		1.67		96
Year ended 10/31/15	21.53	0.23	0.63	0.86	(0.21)	(1.73)	(1.94)	20.45	4.01	1,644,707	0.81		0.81		1.12		60
Class R5
Six months ended 04/30/20	20.21	0.14	(1.28)	(1.14)	(0.16)	(0.65)	(0.81)	18.26	(5.90)	10	0.67	(e)	0.67	(e)	1.45	(e)	15
Year ended 10/31/19(f)	18.65	0.13	1.55	1.68	(0.12)	–	(0.12)	20.21	9.05	11	0.70	(g)	0.70	(g)	1.49	(g)	29
Class R6
Six months ended 04/30/20	20.97	0.15	(1.32)	(1.17)	(0.17)	(0.65)	(0.82)	18.98	(5.82)	26,846	0.63	(e)	0.63	(e)	1.49	(e)	15
Year ended 10/31/19	20.16	0.30	2.06	2.36	(0.26)	(1.29)	(1.55)	20.97	12.72	29,624	0.64		0.64		1.54		29
Year ended 10/31/18	21.10	0.31	0.65	0.96	(0.31)	(1.59)	(1.90)	20.16	4.82	24,128	0.65		0.65		1.52		58
Year ended 10/31/17	18.81	0.35	3.21	3.56	(0.37)	(0.90)	(1.27)	21.10	19.89	21,409	0.64		0.64		1.78		78
Year ended 10/31/16	20.43	0.37	(0.53)	(0.16)	(0.33)	(1.13)	(1.46)	18.81	(0.92)	8,978	0.63		0.63		1.95		96
Year ended 10/31/15	21.52	0.26	0.64	0.90	(0.26)	(1.73)	(1.99)	20.43	4.19	45,049	0.62		0.62		1.28		60

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,994,345, $301,657, $100,523, $289,336, $11 and $28,965 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Commencement date after the close of business on May 24, 2019.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco Oppenheimer Rising Dividends Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer Rising Dividends Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

13                      Invesco Oppenheimer Rising Dividends Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

14                      Invesco Oppenheimer Rising Dividends Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $800 million	0.650%

Next $700 million	0.600%

Next $1.0 billion	0.580%

Next $2.5 billion	0.560%

Next $5 billion	0.540%

Over $10 billion	0.520%

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.60%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.08%, 1.83%, 1.33%, 0.83%, 0.69%, and 0.64% , respectively, of average daily net assets (the “expense limits”).In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $7,784.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $137,836 in front-end sales commissions from the sale of Class A shares and $2,131 and $6,127 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15                      Invesco Oppenheimer Rising Dividends Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,309,224,689	$94,252,189	$–	$2,403,476,878
Money Market Funds	22,176,891	–	–	22,176,891
Total Investments	$2,331,401,580	$94,252,189	$–	$2,425,653,769

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended April 30, 2020, the Fund engaged in securities sales of $5,924,099, which resulted in net realized gains (losses) of $(245,434).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $27,910.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $397,984,176 and $609,025,005, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$700,796,587

Aggregate unrealized (depreciation) of investments	(108,236,730)

Net unrealized appreciation of investments	$592,559,857

Cost of investments for tax purposes is $1,833,093,912.

16                      Invesco Oppenheimer Rising Dividends Fund

NOTE 10–Share Information

		Summary of Share Activity

	Six months ended April 30, 2020(a)		Year ended October 31, 2019
	Shares	Amount	Shares	Amount

Sold:

Class A	3,169,959	$61,300,577	7,014,508	$132,091,757

Class C	980,821	15,728,485	2,293,225	35,601,789

Class R	324,531	6,238,473	776,127	14,464,779

Class Y	784,314	15,708,461	2,407,809	46,801,289

Class R5	-	-	536	10,000

Class R6	150,459	3,008,926	538,105	10,525,025

Issued as reinvestment of dividends:

Class A	3,711,941	73,669,273	7,999,039	143,666,720

Class C	697,286	11,616,040	2,406,930	35,846,047

Class R	193,443	3,828,371	411,631	7,326,229

Class Y	494,389	10,195,533	974,384	18,209,546

Class R6	53,153	1,085,088	92,845	1,735,240

Automatic conversion of Class C shares to Class A shares:

Class A	649,019	12,581,290	5,644,612	110,073,631

Class C	(785,313)	(12,581,290)	(6,794,033)	(110,073,631)

Reacquired:

Class A	(10,346,875)	(197,408,611)	(20,583,859)	(387,079,566)

Class C	(2,301,696)	(36,428,762)	(7,601,350)	(118,782,430)

Class R	(768,112)	(14,744,109)	(1,390,570)	(26,360,382)

Class Y	(3,354,685)	(68,927,894)	(5,633,179)	(108,989,771)

Class R6	(201,510)	(3,998,690)	(415,201)	(8,107,292)

Net increase (decrease) in share activity	(6,548,876)	$(119,128,839)	(11,858,441)	$(203,041,020)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 12–Subsequent Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Rising Dividends Fund to Invesco Rising Dividends Fund.

17                      Invesco Oppenheimer Rising Dividends Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(11/01/19)	(04/30/20)[1]	Period[2]	(04/30/20)	Period[2]	Ratio
Class A	$1,000.00	$939.60	$5.02	$1,019.69	$5.22	1.04%
Class C	1,000.00	935.70	8.61	1,015.96	8.97	1.79
Class R	1,000.00	938.20	6.22	1,018.45	6.47	1.29
Class Y	1,000.00	941.10	3.81	1,020.93	3.97	0.79
Class R5	1,000.00	941.00	3.23	1,021.53	3.37	0.67
Class R6	1,000.00	941.80	3.04	1,021.73	3.17	0.63

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18                      Invesco Oppenheimer Rising Dividends Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469                        Invesco Distributors, Inc.                                                                                     O-RISD-SAR-1

Semiannual Report to Shareholders	April 30, 2020

Invesco Oppenheimer Main Street All Cap Fund®
Nasdaq:
A: OMSOX ∎ C: OMSCX ∎ R: OMSNX ∎ Y: OMSYX ∎ R5: MSAZX ∎ R6: IOAPX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it. For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                      Invesco Oppenheimer Main Street All Cap Fund®

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–3.28%
Class C Shares	–3.60
Class R Shares	–3.38
Class Y Shares	–3.11
Class R5 Shares	–3.15
Class R6 Shares	–3.06
Russell 3000 Index▼	–4.33

Source(s): ▼ RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                      Invesco Oppenheimer Main Street All Cap Fund®

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (9/25/00)	6.53%
10 Years	8.24
5 Years	4.90
1 Year	–5.97

Class C Shares
Inception (9/25/00)	6.43%
10 Years	8.05
5 Years	5.30
1 Year	–2.21

Class R Shares
Inception (3/1/01)	6.77%
10 Years	8.57
5 Years	5.82
1 Year	–0.78

Class Y Shares
Inception (9/25/00)	7.18%
10 Years	9.15
5 Years	6.35
1 Year	–0.22

Class R5 Shares
10 Years	8.89%
5 Years	6.16
1 Year	–0.19

Class R6 Shares
10 Years	8.90%
5 Years	6.18
1 Year	–0.10

Effective May 24, 2019, Class A, Class C, Class R and, Class Y shares of the Oppenheimer Main Street All Cap Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Oppenheimer Main Street All Cap Fund® (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                      Invesco Oppenheimer Main Street All Cap Fund®

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                      Invesco Oppenheimer Main Street All Cap Fund®

Schedule of Investments(a)

April 30, 2020

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.41%
Aerospace & Defense–1.63%

Lockheed Martin Corp.	42,700	$16,612,862

Air Freight & Logistics–1.26%

C.H. Robinson Worldwide, Inc.	82,281	5,833,723

United Parcel Service, Inc., Class B	73,833	6,989,032

		12,822,755

Application Software–0.56%

Q2 Holdings, Inc.(b)	71,330	5,686,428

Automotive Retail–0.98%

CarMax, Inc.(b)	135,279	9,963,298

Biotechnology–2.03%

Gilead Sciences, Inc.	100,520	8,443,680

Seattle Genetics, Inc.(b)	24,114	3,309,164

Vertex Pharmaceuticals, Inc.(b)	35,317	8,871,631

		20,624,475

Communications Equipment–1.36%

Motorola Solutions, Inc.	96,104	13,820,716

Consumer Finance–0.75%

Capital One Financial Corp.	117,240	7,592,462

Data Processing & Outsourced Services–3.23%

Fiserv, Inc.(b)	105,589	10,882,002

Mastercard, Inc., Class A	79,977	21,991,276

		32,873,278

Distillers & Vintners–0.89%

Constellation Brands, Inc., Class A	54,955	9,050,539

Diversified Banks–3.30%

JPMorgan Chase & Co.	350,217	33,536,780

Diversified Chemicals–0.83%

Eastman Chemical Co.	139,520	8,442,355

Electric Utilities–2.26%

Duke Energy Corp.	271,370	22,974,184

Environmental & Facilities Services–0.70%

Republic Services, Inc.	90,441	7,085,148

Financial Exchanges & Data–2.76%

CME Group, Inc., Class A	39,953	7,120,024

Intercontinental Exchange, Inc.	138,860	12,421,027

Tradeweb Markets, Inc., Class A	162,938	8,498,846

		28,039,897

Footwear–0.62%

NIKE, Inc., Class B	72,197	6,294,134

Gas Utilities–0.40%

Suburban Propane Partners L.P.	262,259	4,051,902

Health Care Equipment–3.22%

Becton, Dickinson and Co.	57,660	14,560,880

	Shares	Value

Health Care Equipment–(continued)

Boston Scientific Corp.(b)	270,800	$10,149,584

Zimmer Biomet Holdings, Inc.	66,822	7,998,593

		32,709,057

Health Care Facilities–0.60%

HCA Healthcare, Inc.(b)	55,733	6,123,942

Health Care Services–1.05%

LHC Group, Inc.(b)	81,772	10,629,542

Home Improvement Retail–2.11%

Home Depot, Inc. (The)	97,560	21,446,615

Homebuilding–0.82%

D.R. Horton, Inc.	177,160	8,365,495

Household Products–1.91%

Procter & Gamble Co. (The)	165,068	19,456,565

Human Resource & Employment Services–0.58%

Korn Ferry	205,521	5,925,170

Hypermarkets & Super Centers–1.88%

Walmart, Inc.	157,050	19,089,428

Industrial Machinery–0.68%

Stanley Black & Decker, Inc.	62,670	6,906,234

Industrial REITs–2.30%

Prologis, Inc.	262,308	23,405,743

Insurance Brokers–0.73%

Arthur J. Gallagher & Co.	95,210	7,473,985

Integrated Oil & Gas–2.53%

Chevron Corp.	279,901	25,750,892

Integrated Telecommunication Services–2.50%

Verizon Communications, Inc.	442,670	25,431,392

Interactive Home Entertainment–1.81%

Zynga, Inc., Class A(b)	2,435,553	18,364,070

Interactive Media & Services–8.65%

Alphabet, Inc., Class A(b)	32,674	44,002,076

Facebook, Inc., Class A(b)	168,539	34,501,619

Snap, Inc., Class A(b)	538,660	9,485,802

		87,989,497

Internet & Direct Marketing Retail–4.47%

Amazon.com, Inc.(b)	18,377	45,464,698

IT Consulting & Other Services–0.76%

Perspecta, Inc.	358,806	7,739,445

Life & Health Insurance–1.02%

Prudential Financial, Inc.	167,135	10,424,210

Managed Health Care–2.09%

UnitedHealth Group, Inc.	72,698	21,261,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Oppenheimer Main Street All Cap Fund®

	Shares	Value

Multi-Utilities–1.74%

Dominion Energy, Inc.	229,160	$17,675,111

Office REITs–1.22%

Alexandria Real Estate Equities, Inc.	35,427	5,565,227

SL Green Realty Corp.	129,575	6,873,954

		12,439,181

Office Services & Supplies–0.54%

ACCO Brands Corp.	737,363	5,456,486

Oil & Gas Refining & Marketing–0.61%

Valero Energy Corp.	98,578	6,244,916

Pharmaceuticals–5.29%

AstraZeneca PLC, ADR (United Kingdom)	309,658	16,188,920

Johnson & Johnson	161,610	24,247,965

Merck & Co., Inc.	169,018	13,409,888

		53,846,773

Property & Casualty Insurance–1.48%

Fidelity National Financial, Inc.	146,461	3,961,770

Progressive Corp. (The)	143,034	11,056,528

		15,018,298

Railroads–1.41%

Union Pacific Corp.	89,972	14,376,626

Regional Banks–1.39%

East West Bancorp, Inc.	140,585	4,930,316

Signature Bank	85,483	9,162,068

		14,092,384

Restaurants–1.44%

McDonald’s Corp.	78,341	14,693,638

Semiconductor Equipment–1.36%

Applied Materials, Inc.	278,144	13,818,194

	Shares	Value

Semiconductors–5.43%

NVIDIA Corp.	90,566	$26,470,630

QUALCOMM, Inc.	144,110	11,337,134

Texas Instruments, Inc.	150,269	17,441,723

		55,249,487

Soft Drinks–1.73%

Coca-Cola Co. (The)	383,821	17,613,546

Specialized REITs–0.88%

EPR Properties	124,289	3,656,582

Lamar Advertising Co., Class A	92,456	5,330,089

		8,986,671

Specialty Stores–0.80%

Tractor Supply Co.	80,363	8,151,219

Systems Software–6.92%

Microsoft Corp.	392,469	70,334,370

Technology Hardware, Storage & Peripherals–2.92%

Apple, Inc.	100,910	29,647,358

Trading Companies & Distributors–0.98%

Fastenal Co.	274,380	9,938,044

Total Common Stocks & Other Equity Interests (Cost $844,774,354)		1,011,011,479

Money Market Funds–0.50%

Invesco Government & Agency Portfolio,Institutional Class, 0.20% (Cost $5,081,480)(c)(d)	5,081,480	5,081,480

TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $849,855,834)		1,016,092,959

OTHER ASSETS LESS LIABILITIES-0.09%		959,595

NET ASSETS–100.00%		$1,017,052,554

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	October 31, 2019	at Cost	from Sales	Appreciation	Gain	April 30, 2020	Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$13,324,912	$83,771,670	$(92,015,102)	$-	$-	$5,081,480	$104,136

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Oppenheimer Main Street All Cap Fund®

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Information Technology	22.53%

Health Care	14.28

Communication Services	12.96

Financials	11.42

Consumer Discretionary	11.25

Industrials	7.78

Consumer Staples	6.41

Real Estate	4.41

Utilities	4.39

Energy	3.15

Materials	0.83

Money Market Funds Plus Other Assets Less Liabilities	0.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Oppenheimer Main Street All Cap Fund®

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:

Investments in securities, at value (Cost $ 844,774,354)	$1,011,011,479

Investments in affiliated money market funds, at value (Cost $ 5,081,480)	5,081,480

Cash	500,004

Receivable for:
Investments sold	1,171,413

Fund shares sold	211,909

Dividends	592,116

Investment for trustee deferred compensation and retirement plans	133,739

Other assets	153,238

Total assets	1,018,855,378

Liabilities:

Payable for:
Fund shares reacquired	870,497

Accrued fees to affiliates	650,661

Accrued other operating expenses	147,927

Trustee deferred compensation and retirement plans	133,739

Total liabilities	1,802,824

Net assets applicable to shares outstanding	$1,017,052,554

Net assets consist of:
Shares of beneficial interest	$858,639,057

Distributable earnings	158,413,497

$1,017,052,554

Net Assets:

Class A	$867,353,464

Class C	$59,421,147

Class R	$47,275,614

Class Y	$42,924,941

Class R5	$10,399

Class R6	$66,989

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	48,787,150

Class C	3,721,076

Class R	2,751,472

Class Y	2,351,368

Class R5	584

Class R6	3,760

Class A:
Net asset value per share	$17.78

Maximum offering price per share (Net asset value of $17.78 ÷ 94.50%)	$18.81

Class C:
Net asset value and offering price per share	$15.97

Class R:
Net asset value and offering price per share	$17.18

Class Y:
Net asset value and offering price per share	$18.26

Class R5:
Net asset value and offering price per share	$17.81

Class R6:
Net asset value and offering price per share	$17.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Oppenheimer Main Street All Cap Fund®

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $32,577)	$10,560,853

Dividends from affiliated money market funds	104,136

Total investment income	10,664,989

Expenses:

Advisory fees	3,606,783

Administrative services fees	78,170

Custodian fees	3,121

Distribution fees:
Class A	1,127,131

Class C	328,439

Class R	127,919

Transfer agent fees – A, C, R and Y	1,056,302

Transfer agent fees – R5	5

Transfer agent fees – R6	25

Trustees’ and officers’ fees and benefits	1,417

Registration and filing fees	18,573

Reports to shareholders	73,291

Professional services fees	23,245

Other	(7,016)

Total expenses	6,437,405

Less: Fees waived and/or expense offset arrangement(s)	(23,723)

Net expenses	6,413,682

Net investment income	4,251,307

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Investment securities	(10,181,910)

Foreign currencies	(5,608)

(10,187,518)

Change in net unrealized appreciation (depreciation) of investment securities	(29,775,666)

Net realized and unrealized gain (loss)	(39,963,184)

Net increase (decrease) in net assets resulting from operations	$(35,711,877)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Oppenheimer Main Street All Cap Fund®

Statement of Changes in Net Assets

For the six months ended April 30, 2020, three months ended October 31, 2019, and the year ended July 31, 2019

(Unaudited)

	Six Months Ended April 30, 2020	Three Months Ended October 31, 2019	Year Ended July 31, 2019

Operations:

Net investment income	$4,251,307	$1,928,877	$6,994,537

Net realized gain (loss)	(10,187,518)	11,849,349	9,340,738

Change in net unrealized appreciation (depreciation)	(29,775,666)	(300,650)	44,109,705

Net increase (decrease) in net assets resulting from operations	(35,711,877)	13,477,576	60,444,980

Distributions to shareholders from distributable earnings:

Class A	(7,795,184)	–	(64,129,025)

Class C	(396,656)	–	(14,411,614)

Class R	(389,152)	–	(4,069,768)

Class Y	(420,149)	–	(3,096,787)

Class R5	(104)	–	–

Class R6	(689)	–	–

Total distributions from distributable earnings	(9,001,934)	–	(85,707,194)

Share transactions–net:

Class A	(52,252,361)	(30,136,411)	67,261,954

Class C	(7,776,786)	(4,373,259)	(119,526,083)

Class R	(3,558,494)	(2,816,900)	(1,837,777)

Class Y	(1,365,879)	1,006,663	2,830,296

Class R5	–	–	10,000

Class R6	60,517	–	10,000

Net increase (decrease) in net assets resulting from share transactions	(64,893,003)	(36,319,907)	(51,251,610)

Net increase (decrease) in net assets	(109,606,814)	(22,842,331)	(76,513,824)

Net assets:

Beginning of period	1,126,659,368	1,149,501,699	1,226,015,523

End of period	$1,017,052,554	$1,126,659,368	$1,149,501,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Oppenheimer Main Street All Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income		Distributions from net realized gains	Total distributions		Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/20	$18.53	$0.08	$(0.67)	$(0.59)	$(0.09)		$(0.07)	$(0.16)		$17.78	(3.28)%	$867,353	1.13	%(e)	1.13	%(e)	0.83	%(e)	16%
Three months ended 10/31/19	18.30	0.03	0.20	0.23	–		–	–		18.53	1.26	957,529	1.14	(f)	1.14	(f)	0.73	(f)	7
Year ended 07/31/19	18.77	0.13	0.75	0.88	(0.07)		(1.28)	(1.35)		18.30	5.84	976,093	1.13		1.13		0.73		48
Year ended 07/31/18	19.40	0.09	1.84	1.93	(0.18)		(2.38)	(2.56)		18.77	10.55	923,741	1.13		1.14		0.50		48
Year ended 07/31/17	18.35	0.17	2.21	2.38	(0.20)		(1.13)	(1.33)		19.40	13.67	919,892	1.14		1.15		0.92		89
Year ended 07/31/16	20.29	0.14	0.00	0.14	(0.10)		(1.98)	(2.08)		18.35	1.26	927,091	1.14		1.14		0.80		67
Year ended 07/31/15	19.09	0.10	1.17	1.27	(0.07)		–	(0.07)		20.29	6.67	1,038,270	1.14		1.14		0.51		74
Class C
Six months ended 04/30/20	16.66	0.01	(0.60)	(0.59)	(0.03)		(0.07)	(0.10)		15.97	(3.60)	59,421	1.89	(e)	1.89	(e)	0.06	(e)	16
Three months ended 10/31/19	16.49	–	0.17	0.17	–		–	–		16.66	1.03	69,736	1.90	(f)	1.90	(f)	(0.03	)(f)	7
Year ended 07/31/19	17.10	–	0.67	0.67	–		(1.28)	(1.28)		16.49	5.18	73,404	1.89		1.89		(0.02)		48
Year ended 07/31/18	17.88	(0.04)	1.68	1.64	(0.04)		(2.38)	(2.42)		17.10	9.67	201,771	1.88		1.89		(0.25)		48
Year ended 07/31/17	17.01	0.03	2.04	2.07	(0.07)		(1.13)	(1.20)		17.88	12.84	219,426	1.89		1.90		0.17		89
Year ended 07/31/16	19.00	0.01	(0.02)	(0.01)	–		(1.98)	(1.98)		17.01	0.48	228,811	1.89		1.89		0.05		67
Year ended 07/31/15	17.95	(0.05)	1.10	1.05	(0.00	)(g)	–	(0.00	)(g)	19.00	5.86	260,200	1.90		1.90		(0.25)		74
Class R
Six months ended 04/30/20	17.91	0.05	(0.64)	(0.59)	(0.07)		(0.07)	(0.14)		17.18	(3.38)	47,276	1.39	(e)	1.39	(e)	0.56	(e)	16
Three months ended 10/31/19	17.70	0.02	0.19	0.21	–		–	–		17.91	1.19	53,064	1.40	(f)	1.40	(f)	0.47	(f)	7
Year ended 07/31/19	18.20	0.08	0.73	0.81	(0.03)		(1.28)	(1.31)		17.70	5.63	55,265	1.38		1.38		0.48		48
Year ended 07/31/18	18.88	0.05	1.78	1.83	(0.13)		(2.38)	(2.51)		18.20	10.27	58,150	1.38		1.39		0.25		48
Year ended 07/31/17	17.89	0.12	2.16	2.28	(0.16)		(1.13)	(1.29)		18.88	13.40	62,250	1.39		1.40		0.67		89
Year ended 07/31/16	19.83	0.10	(0.02)	0.08	(0.04)		(1.98)	(2.02)		17.89	0.96	61,124	1.39		1.39		0.55		67
Year ended 07/31/15	18.65	0.05	1.15	1.20	(0.02)		–	(0.02)		19.83	6.43	74,477	1.39		1.39		0.26		74
Class Y
Six months ended 04/30/20	19.01	0.10	(0.67)	(0.57)	(0.11)		(0.07)	(0.18)		18.26	(3.11)	42,925	0.89	(e)	0.89	(e)	1.06	(e)	16
Three months ended 10/31/19	18.77	0.05	0.19	0.24	–		–	–		19.01	1.28	46,309	0.91	(f)	0.91	(f)	0.97	(f)	7
Year ended 07/31/19	19.22	0.18	0.77	0.95	(0.12)		(1.28)	(1.40)		18.77	6.11	44,719	0.89		0.89		0.98		48
Year ended 07/31/18	19.81	0.14	1.88	2.02	(0.23)		(2.38)	(2.61)		19.22	10.84	42,354	0.88		0.89		0.74		48
Year ended 07/31/17	18.70	0.22	2.26	2.48	(0.24)		(1.13)	(1.37)		19.81	13.96	43,905	0.90		0.91		1.15		89
Year ended 07/31/16	20.65	0.19	(0.02)	0.17	(0.14)		(1.98)	(2.12)		18.70	1.43	32,254	0.89		0.89		1.05		67
Year ended 07/31/15	19.43	0.15	1.19	1.34	(0.12)		–	(0.12)		20.65	6.95	53,018	0.89		0.89		0.75		74
Class R5
Six months ended 04/30/20	18.56	0.11	(0.68)	(0.57)	(0.11)		(0.07)	(0.18)		17.81	(3.15)	10	0.79	(e)	0.79	(e)	1.15	(e)	16
Three months ended 10/31/19	18.31	0.05	0.20	0.25	–		–	–		18.56	1.37	11	0.84	(f)	0.84	(f)	1.04	(f)	7
Period ended 07/31/19(h)	17.13	0.04	1.14	1.18	–		–	–		18.31	6.89	11	0.79	(f)	0.79	(f)	1.07	(f)	48
Class R6
Six months ended 04/30/20	18.56	0.11	(0.66)	(0.55)	(0.12)		(0.07)	(0.19)		17.82	(3.06)	67	0.78	(e)	0.78	(e)	1.17	(e)	16
Three months ended 10/31/19	18.31	0.05	0.20	0.25	–		–	–		18.56	1.37	11	0.73	(f)	0.73	(f)	1.15	(f)	7
Period ended 07/31/19(h)	17.13	0.04	1.14	1.18	–		–	–		18.31	6.89	11	0.74	(f)	0.74	(f)	1.12	(f)	48

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the three months ended October 31, 2019 and the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $931,467, $66,049, $51,449, $46,030, $11 and $62 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)	Amount represents less than $(0.005).
(h)	Commencement date after the close of business on May 24,2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco Oppenheimer Main Street All Cap Fund®

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer Main Street All Cap Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

13                      Invesco Oppenheimer Main Street All Cap Fund®

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

14                      Invesco Oppenheimer Main Street All Cap Fund®

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.66%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.16%, 1.90%, 1.41%, 0.91%, 0.86% and 0.81% , respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $7,426.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $44,638 in front-end sales commissions from the sale of Class A shares and $232 and $429 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s

15                      Invesco Oppenheimer Main Street All Cap Fund®

own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended April 30, 2020, the Fund engaged in securities purchases of $7,246,979.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $16,297.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $173,919,767 and $237,421,380, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$212,309,350

Aggregate unrealized (depreciation) of investments	(46,060,759)

Net unrealized appreciation of investments	$166,248,591

Cost of investments for tax purposes is $849,844,368.

16                      Invesco Oppenheimer Main Street All Cap Fund®

NOTE 10–Share Information

		Summary of Share Activity

	Six months ended April 30, 2020(a)		Three Months Ended October 31, 2019		Year ended July 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:

Class A	1,541,817	$27,803,135	582,672	$10,605,829	8,420,218	$148,772,926

Class C	275,685	4,413,348	144,704	2,357,218	713,877	11,055,699

Class R	193,215	3,407,945	89,332	1,563,360	440,682	7,492,901

Class Y	345,770	6,420,992	225,960	4,247,428	925,980	16,305,110

Class R5	-	-	-	-	584	10,000

Class R6	3,152	60,063	-	-	584	10,000

Issued as reinvestment of dividends:

Class A	391,425	7,515,341	-	-	4,010,631	63,006,669

Class C	22,579	390,388	-	-	1,007,860	14,331,776

Class R	20,838	386,971	-	-	262,796	4,002,380

Class Y	19,283	379,690	-	-	191,020	3,073,517

Class R6	24	454	-	-	-	-

Automatic conversion of Class C shares to Class A shares:

Class A	219,905	4,023,768	124,373	2,274,150	-	-

Class C	(244,592)	(4,023,768)	(138,191)	(2,274,150)	-	-

Reacquired:

Class A	(5,054,578)	(91,594,605)	(2,368,765)	(43,016,390)	(8,303,167)	(144,517,641)

Class C	(517,757)	(8,556,754)	(273,180)	(4,456,327)	(9,072,800)	(144,913,558)

Class R	(424,773)	(7,353,410)	(248,627)	(4,380,260)	(776,262)	(13,333,058)

Class Y	(449,300)	(8,166,561)	(173,175)	(3,240,765)	(938,053)	(16,548,331)

Net increase (decrease) in share activity	(3,657,307)	$(64,893,003)	(2,034,897)	$(36,319,907)	(3,116,050)	$(51,251,610)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 12–Subsequent Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Main Street All Cap Fund® to Invesco Main Street All Cap Fund®.

17                      Invesco Oppenheimer Main Street All Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(11/01/19)	(04/30/20)[1]	Period[2]	(04/30/20)	Period[2]	Ratio
Class A	$1,000.00	$967.20	$5.53	$1,019.24	$5.67	1.13%
Class C	1,000.00	964.00	9.23	1,015.47	9.47	1.89
Class R	1,000.00	966.20	6.80	1,017.95	6.97	1.39
Class Y	1,000.00	968.90	4.36	1,020.44	4.47	0.89
Class R5	1,000.00	968.50	3.87	1,020.93	3.97	0.79
Class R6	1,000.00	969.40	3.82	1,020.98	3.92	0.78

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18                      Invesco Oppenheimer Main Street All Cap Fund®

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469                        Invesco Distributors,  Inc.                                                                                     O-MSA-SAR-1

Semiannual Report to Shareholders	April 30, 2020

Invesco Oppenheimer Main Street Fund®
Nasdaq:
A: MSIGX ∎ C: MIGCX ∎ R: OMGNX ∎ Y: MIGYX ∎ R5:MSJFX ∎ R6: OMSIX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                      Invesco Oppenheimer Main Street Fund®

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.98%
Class C Shares	-4.33
Class R Shares	-4.10
Class Y Shares	-3.85
Class R5 Shares	-3.82
Class R6 Shares	-3.79
S&P 500 Index▼	-3.16

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                      Invesco Oppenheimer Main Street Fund®

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (2/3/88)	10.64%
10 Years	9.90
5 Years	6.40
1 Year	-6.44

Class C Shares
Inception (12/1/93)	7.72%
10 Years	9.70
5 Years	6.80
1 Year	-2.66

Class R Shares
Inception (3/1/01)	5.72%
10 Years	10.24
5 Years	7.33
1 Year	-1.28

Class Y Shares
Inception (11/1/96)	7.54%
10 Years	10.85
5 Years	7.86
1 Year	-0.78

Class R5 Shares
10 Years	10.56%
5 Years	7.68
1 Year	-0.70

Class R6 Shares
Inception (12/29/11)	12.01%
5 Years	8.04
1 Year	-0.63

Effective May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the Oppenheimer Main Street Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Fund® (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                      Invesco Oppenheimer Main Street Fund®

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                      Invesco Oppenheimer Main Street Fund®

Schedule of Investments (a)

April 30, 2020

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-98.57%

Aerospace & Defense-3.52%
Lockheed Martin Corp.	753,134	$293,014,314

Air Freight & Logistics-1.37%
C.H. Robinson Worldwide, Inc.	630,617	44,710,745

United Parcel Service, Inc., Class B	737,545	69,816,010

		114,526,755

Application Software-0.52%
Adobe, Inc.(b)	123,231	43,579,411

Automobile Manufacturers-0.44%
General Motors Co.(b)	1,644,885	36,664,487

Automotive Retail-0.63%
O’Reilly Automotive, Inc.(b)	136,068	52,568,511

Biotechnology-0.70%
Gilead Sciences, Inc.	697,294	58,572,696

Brewers-0.04%
Anheuser-Busch InBev S.A./N.V. (Belgium)	67,746	3,144,582

Commodity Chemicals-0.47%
Valvoline, Inc.	2,299,323	39,525,362

Communications Equipment-2.47%
Motorola Solutions, Inc.	1,433,737	206,185,718

Construction Materials-0.57%
Vulcan Materials Co.	418,553	47,283,932

Consumer Finance-1.79%
Capital One Financial Corp.	2,308,773	149,516,140

Data Processing & Outsourced Services-1.97%
Mastercard, Inc., Class A	598,114	164,463,407

Distillers & Vintners-0.99%
Constellation Brands, Inc., Class A	501,989	82,672,568

Diversified Banks-2.65%
Danske Bank A/S (Denmark)	712,041	8,461,311

JPMorgan Chase & Co.	2,214,456	212,056,307

		220,517,618

Electric Utilities-1.39%
Duke Energy Corp.	1,372,311	116,179,849

Environmental & Facilities Services-1.20%
Waste Connections, Inc.	1,160,303	99,681,631

Financial Exchanges & Data-2.60%
Intercontinental Exchange, Inc.	1,927,898	172,450,476

S&P Global, Inc.	151,616	44,405,294

		216,855,770

Gas Utilities-0.51%
UGI Corp.	1,393,440	42,054,019

	Shares	Value

Health Care Equipment-1.61%
Zimmer Biomet Holdings, Inc.	1,120,488	$134,122,414

Health Care Facilities-0.62%
HCA Healthcare, Inc.(b)	473,125	51,986,975

Health Care Services-0.46%
Laboratory Corp. of America Holdings(b)	235,414	38,713,832

Health Care Supplies-0.51%
Alcon, Inc. (Switzerland)(b)	809,975	42,774,780

Home Improvement Retail-2.19%
Home Depot, Inc. (The)	831,334	182,752,153

Household Products-5.11%
Church & Dwight Co., Inc.	1,162,569	81,368,204

Procter & Gamble Co. (The)	2,641,114	311,308,107

Reckitt Benckiser Group PLC (United Kingdom)	400,312	33,450,685

		426,126,996

Industrial Conglomerates-1.04%
Honeywell International, Inc.	609,057	86,425,188

Industrial REITs-3.01%
Prologis, Inc.	2,808,216	250,577,114

Integrated Oil & Gas-1.10%
Suncor Energy, Inc. (Canada)	5,112,247	91,253,609

Integrated Telecommunication Services-2.26%
Verizon Communications, Inc.	3,276,533	188,236,821

Interactive Media & Services-5.45%
Alphabet, Inc., Class A(b)	148,173	199,544,579

Facebook, Inc., Class A(b)	1,244,074	254,674,389

		454,218,968

Internet & Direct Marketing Retail-8.00%
Amazon.com, Inc.(b)	223,536	553,028,064

Booking Holdings, Inc.(b)	76,735	113,611,539

		666,639,603

IT Consulting & Other Services-1.81%
Accenture PLC, Class A	300,110	55,577,371

Amdocs Ltd.	1,476,159	95,123,686

		150,701,057

Life Sciences Tools & Services-1.85%
Thermo Fisher Scientific, Inc.	460,444	154,101,398

Managed Health Care-4.78%
UnitedHealth Group, Inc.	1,362,116	398,378,067

Multi-Sector Holdings-3.00%
Berkshire Hathaway, Inc., Class B(b)	1,334,759	250,080,446

Oil & Gas Refining & Marketing-0.32%
Valero Energy Corp.	414,360	26,249,706

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Oppenheimer Main Street Fund®

	Shares	Value

Oil & Gas Storage & Transportation-1.23%
Magellan Midstream Partners L.P.	2,492,039	$102,497,564

Other Diversified Financial Services-1.63%
Equitable Holdings, Inc.	7,408,159	135,717,473

Packaged Foods & Meats-0.80%
a2 Milk Co. Ltd. (New Zealand)(b)	1,416,017	16,648,067

Mondelez International, Inc., Class A	973,996	50,102,354

		66,750,421

Pharmaceuticals-6.60%
AstraZeneca PLC, ADR (United Kingdom)	4,289,146	224,236,553

Elanco Animal Health, Inc.(b)	2,894,174	71,515,040

Merck & Co., Inc.	3,201,759	254,027,559

		549,779,152

Property & Casualty Insurance-1.83%
Fidelity National Financial, Inc.	776,948	21,016,443

Progressive Corp. (The)	1,703,719	131,697,479

		152,713,922

Railroads-1.27%
Union Pacific Corp.	660,817	105,591,948

Retail REITs-0.62%
Simon Property Group, Inc.	769,954	51,409,829

Semiconductor Equipment-2.00%
Applied Materials, Inc.	3,355,438	166,698,160

	Shares	Value

Semiconductors-3.50%
QUALCOMM, Inc.	1,993,640	$156,839,659

Texas Instruments, Inc.	1,164,965	135,217,487

		292,057,146

Soft Drinks-0.97%
PepsiCo, Inc.	611,802	80,935,287

Specialty Chemicals-0.65%
Ecolab, Inc.	277,852	53,764,362

Specialty Stores-0.93%
Ulta Beauty, Inc.(b)	354,285	77,205,787

Systems Software-9.59%
Microsoft Corp.	4,457,415	798,813,342

Total Common Stocks & Other Equity Interests (Cost $6,738,137,468)		8,214,280,290

Money Market Funds-1.73%
Invesco Government & Agency Portfolio, Institutional Class, 0.20% (Cost $144,431,023)(c)(d)	144,431,023	144,431,023

TOTAL INVESTMENTS IN SECURITIES-100.30% (Cost $6,882,568,491)		8,358,711,313

OTHER ASSETS LESS LIABILITIES-(0.30)%		(24,987,140)

NET ASSETS-100.00%		$8,333,724,173

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$68,440,825	$937,339,644	$(861,349,446)	$-	$-	$144,431,023	$731,659

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Oppenheimer Main Street Fund®

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Information Technology	21.87%

Health Care	17.14

Financials	13.50

Consumer Discretionary	12.19

Industrials	8.39

Consumer Staples	7.92

Communication Services	7.71

Real Estate	3.62

Energy	2.64

Other Sectors, Each Less than 2% of Net Assets	3.59

Money Market Funds Plus Other Assets Less Liabilities	1.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Oppenheimer Main Street Fund®

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $6,738,137,468)	$8,214,280,290

Investments in affiliated money market funds, at value (Cost $144,431,023)	144,431,023

Cash	2,999,971

Receivable for:
Investments sold	54,111,785

Fund shares sold	2,998,719

Dividends	5,201,010

Investment for trustee deferred compensation and retirement plans	742,907

Other assets	175,142

Total assets	8,424,940,847

Liabilities:
Payable for:
Investments purchased	76,985,817

Fund shares reacquired	9,505,986

Amount due custodian – foreign currency (Cost $725)	729

Accrued fees to affiliates	3,654,796

Accrued other operating expenses	326,439

Trustee deferred compensation and retirement plans	742,907

Total liabilities	91,216,674

Net assets applicable to shares outstanding	$8,333,724,173

Net assets consist of:
Shares of beneficial interest	$6,753,272,848

Distributable earnings	1,580,451,325

$8,333,724,173

Net Assets:
Class A	$6,979,476,684

Class C	$306,997,953

Class R	$203,831,985

Class Y	$417,354,737

Class R5	$9,533

Class R6	$426,053,281

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	160,233,571

Class C	7,603,914

Class R	4,800,743

Class Y	9,671,070

Class R5	218.388

Class R6	9,882,855

Class A:
Net asset value per share	$43.56

Maximum offering price per share (Net asset value of $43.56 ÷ 94.50%)	$46.10

Class C:
Net asset value and offering price per share	$40.37

Class R:
Net asset value and offering price per share	$42.46

Class Y:
Net asset value and offering price per share	$43.15

Class R5:
Net asset value and offering price per share	$43.65

Class R6:
Net asset value and offering price per share	$43.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Oppenheimer Main Street Fund®

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $885,345)	$85,318,518

Dividends from affiliated money market funds	731,659

Total investment income	86,050,177

Expenses:
Advisory fees	20,047,243

Administrative services fees	647,154

Custodian fees	25,234

Distribution fees:
Class A	8,462,242

Class C	1,644,988

Class R	539,220

Transfer agent fees — A, C, R and Y	5,496,388

Transfer agent fees — R6	14,674

Trustees’ and officers’ fees and benefits	4,076

Registration and filing fees	93,089

Reports to shareholders	285,845

Professional services fees	32,913

Other	3,671

Total expenses	37,296,737

Less: Fees waived and/or expense offset arrangement(s)	(137,638)

Net expenses	37,159,099

Net investment income	48,891,078

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $5,416,314)	78,346,057

Foreign currencies	(449,273)

77,896,784

Change in net unrealized appreciation (depreciation) of:
Investment securities	(484,488,869)

Foreign currencies	(4,719)

(484,493,588)

Net realized and unrealized gain (loss)	(406,596,804)

Net increase (decrease) in net assets resulting from operations	$(357,705,726)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Oppenheimer Main Street Fund®

Statement of Changes in Net Assets

For the six months ended April 30, 2020, period ended October 31, 2019, and the year ended August 31, 2019

(Unaudited)

	Six Months Ended April 30, 2020	Two Months Ended October 31, 2019	Year Ended August 31, 2019

Operations:

Net investment income	$48,891,078	$12,859,385	$94,907,893

Net realized gain	77,896,784	119,467,767	849,687,059

Change in net unrealized appreciation (depreciation)	(484,493,588)	79,238,964	(512,638,565)

Net increase (decrease) in net assets resulting from operations	(357,705,726)	211,566,116	431,956,387

Distributions to shareholders from distributable earnings:

Class A	(629,334,369)	–	(1,062,296,123)

Class C	(29,115,688)	–	(114,247,470)

Class R	(18,474,859)	–	(30,409,383)

Class Y	(51,123,360)	–	(113,399,541)

Class R5	(903)	–	–

Class R6	(39,950,554)	–	(103,069,844)

Total distributions from distributable earnings	(767,999,733)	–	(1,423,422,361)

Share transactions–net:

Class A	217,977,627	(115,274,316)	764,085,606

Class C	6,182,148	(13,682,168)	(370,601,159)

Class R	9,599,023	(2,128,579)	15,325,670

Class Y	(110,558,459)	6,869,425	(139,004,105)

Class R5	–	–	10,000

Class R6	(138,587,374)	(18,935,171)	(26,186,839)

Net increase (decrease) in net assets resulting from share transactions	(15,387,035)	(143,150,809)	243,629,173

Net increase (decrease) in net assets	(1,141,092,494)	68,415,307	(747,836,801)

Net assets:

Beginning of period	9,474,816,667	9,406,401,360	10,154,238,161

End of period	$8,333,724,173	$9,474,816,667	$9,406,401,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Oppenheimer Main Street Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/20	$49.26	$0.25	$(1.87)	$(1.62)	$(0.43)	$(3.65)	$(4.08)	$43.56	(3.95	)%(e)	$6,979,477	0.83	%(e)(f)	0.83	%(e)(f)	1.08	%(e)(f)	18%
Two months ended 10/31/19	48.16	0.07	1.03	1.10	-	-	-	49.26	2.28		7,681,783	0.85		0.85		0.81		7
Year ended 08/31/19	54.31	0.49	1.14	1.63	(0.49)	(7.29)	(7.78)	48.16	5.14		7,625,507	0.88		0.88		1.03		49
Year ended 08/31/18	52.61	0.45	5.08	5.53	(0.55)	(3.28)	(3.83)	54.31	10.99		7,579,158	0.90		0.90		0.87		56
Year ended 08/31/17	46.57	0.53	6.90	7.43	(0.51)	(0.88)	(1.39)	52.61	16.27		7,436,792	0.93		0.93		1.08		40
Year ended 08/31/16	47.64	0.50	4.41	4.91	(0.43)	(5.55)	(5.98)	46.57	11.22		5,488,385	0.93		0.93		1.12		39
Year ended 08/31/15	52.73	0.35	0.26	0.61	(0.35)	(5.35)	(5.70)	47.64	0.99		5,163,000	0.93		0.93		0.70		43
Class C
Six months ended 04/30/20	45.99	0.07	(1.73)	(1.66)	(0.31)	(3.65)	(3.96)	40.37	(4.33)		306,998	1.60	(f)	1.60	(f)	0.31	(f)	18
Two months ended 10/31/19	45.03	0.00	0.96	0.96	-	-	-	45.99	2.13		343,918	1.62		1.62		0.04		7
Year ended 08/31/19	51.26	0.11	1.06	1.17	(0.11)	(7.29)	(7.40)	45.03	4.34		350,276	1.65		1.65		0.26		49
Year ended 08/31/18	49.85	0.05	4.81	4.86	(0.17)	(3.28)	(3.45)	51.26	10.16		810,071	1.67		1.67		0.11		56
Year ended 08/31/17	44.24	0.15	6.54	6.69	(0.20)	(0.88)	(1.08)	49.85	15.39		826,928	1.68		1.68		0.32		40
Year ended 08/31/16	45.51	0.16	4.21	4.37	(0.09)	(5.55)	(5.64)	44.24	10.39		705,167	1.69		1.69		0.36		39
Year ended 08/31/15	50.63	(0.02)	0.25	0.23	-	(5.35)	(5.35)	45.51	0.23		641,863	1.68		1.68		(0.05)		43
Class R
Six months ended 04/30/20	48.13	0.18	(1.82)	(1.64)	(0.38)	(3.65)	(4.03)	42.46	(4.07)		203,832	1.10	(f)	1.10	(f)	0.81	(f)	18
Two months ended 10/31/19	47.08	0.04	1.01	1.05	-	-	-	48.13	2.23		221,335	1.12		1.12		0.54		7
Year ended 08/31/19	53.26	0.35	1.11	1.46	(0.35)	(7.29)	(7.64)	47.08	4.84		218,620	1.15		1.15		0.76		49
Year ended 08/31/18	51.70	0.31	4.98	5.29	(0.45)	(3.28)	(3.73)	53.26	10.70		223,733	1.17		1.17		0.61		56
Year ended 08/31/17	45.82	0.40	6.77	7.17	(0.41)	(0.88)	(1.29)	51.70	15.99		189,337	1.18		1.18		0.82		40
Year ended 08/31/16	46.95	0.38	4.36	4.74	(0.32)	(5.55)	(5.87)	45.82	10.94		132,365	1.19		1.19		0.86		39
Year ended 08/31/15	52.05	0.22	0.26	0.48	(0.23)	(5.35)	(5.58)	46.95	0.73		115,038	1.18		1.18		0.45		43
Class Y
Six months ended 04/30/20	48.82	0.30	(1.85)	(1.55)	(0.47)	(3.65)	(4.12)	43.15	(3.85)		417,355	0.60	(f)	0.60	(f)	1.31	(f)	18
Two months ended 10/31/19	47.72	0.08	1.02	1.10	-	-	-	48.82	2.31		611,287	0.62		0.62		1.04		7
Year ended 08/31/19	53.90	0.59	1.13	1.72	(0.61)	(7.29)	(7.90)	47.72	5.37		590,781	0.65		0.65		1.26		49
Year ended 08/31/18	52.25	0.57	5.03	5.60	(0.67)	(3.28)	(3.95)	53.90	11.25		820,422	0.67		0.67		1.10		56
Year ended 08/31/17	46.26	0.64	6.85	7.49	(0.62)	(0.88)	(1.50)	52.25	16.55		778,910	0.69		0.69		1.32		40
Year ended 08/31/16	47.37	0.62	4.37	4.99	(0.55)	(5.55)	(6.10)	46.26	11.49		632,805	0.69		0.69		1.39		39
Year ended 08/31/15	52.48	0.46	0.26	0.72	(0.48)	(5.35)	(5.83)	47.37	1.23		664,474	0.69		0.69		0.94		43
Class R5
Six months ended 04/30/20	49.33	0.33	(1.88)	(1.55)	(0.48)	(3.65)	(4.13)	43.65	(3.80)		10	0.48	(f)	0.48	(f)	1.43	(f)	18
Two months ended 10/31/19	48.20	0.09	1.04	1.13	-	-	-	49.33	2.34		11	0.52		0.52		1.14		7
Period ended 08/31/19(g)	45.79	0.18	2.23	2.41	-	-	-	48.20	5.26		11	0.54	(h)	0.54	(h)	1.37	(h)	49
Class R6
Six months ended 04/30/20	48.77	0.33	(1.85)	(1.52)	(0.49)	(3.65)	(4.14)	43.11	(3.79)		426,053	0.48	(f)	0.48	(f)	1.43	(f)	18
Two months ended 10/31/19	47.66	0.09	1.02	1.11	-	-	-	48.77	2.33		616,482	0.48		0.48		1.18		7
Year ended 08/31/19	53.87	0.66	1.12	1.78	(0.70)	(7.29)	(7.99)	47.66	5.55		621,207	0.49		0.49		1.42		49
Year ended 08/31/18	52.22	0.66	5.03	5.69	(0.76)	(3.28)	(4.04)	53.87	11.45		720,854	0.50		0.50		1.27		56
Year ended 08/31/17	46.25	0.73	6.83	7.56	(0.71)	(0.88)	(1.59)	52.22	16.76		756,378	0.50		0.50		1.49		40
Year ended 08/31/16	47.36	0.67	4.42	5.09	(0.65)	(5.55)	(6.20)	46.25	11.72		589,459	0.50		0.50		1.50		39
Year ended 08/31/15	52.47	0.56	0.25	0.81	(0.57)	(5.35)	(5.92)	47.36	1.41		277,749	0.50		0.50		1.13		43

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the two months ended October 31, 2019 and the years ended August 31, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended April 30, 2020.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $7,479,734, $330,805, $216,873, $556,568, $10 and $491,833 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date after the close of business on May 24, 2019.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco Oppenheimer Main Street Fund®

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer Main Street Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

13                      Invesco Oppenheimer Main Street Fund®

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

14                      Invesco Oppenheimer Main Street Fund®

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $200 million	0.650%
Next $150 million	0.600%
Next $150 million	0.550%
Next $9.5 billion	0.450%
Next $10 billion	0.430%

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.46%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.92%, 1.68%, 1.18%, 0.67%, 0.55%, and 0.50% , respectively, of average daily net assets (the “expense limits”).In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or eimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $54,251.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $391,226 in front-end sales commissions from the sale of Class A shares and $5,547 and $6,696 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15                      Invesco Oppenheimer Main Street Fund®

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$8,152,575,645	$61,704,645	$–	$8,214,280,290
Money Market Funds	144,431,023	–	–	144,431,023
Total Investments	$8,297,006,668	$61,704,645	$–	$8,358,711,313

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended April 30, 2020, the Fund engaged in securities purchases of $33,687,762 and securities sales of $56,257,290, which resulted in net realized gains of $5,416,314.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $83,387.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $1,581,362,341 and $2,366,963,742, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,877,962,276

Aggregate unrealized (depreciation) of investments	(405,638,873)

Net unrealized appreciation of investments	$1,472,323,403

Cost of investments for tax purposes is $6,886,387,910.

16                      Invesco Oppenheimer Main Street Fund®

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2020(a)		Two Months Ended October 31, 2019		Year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	4,892,565	$224,684,962	1,081,414	$52,478,684	15,279,165	$716,322,478

Class C	805,171	33,163,271	174,097	7,900,510	1,468,312	63,742,006

Class R	523,322	23,259,100	151,977	7,217,799	1,006,739	46,016,610

Class Y	1,812,526	82,284,349	708,510	34,138,497	3,861,017	179,440,041

Class R5	-	-	-	-	218	10,000

Class R6	1,159,453	50,534,857	259,837	12,495,613	2,157,156	97,688,006

Issued as reinvestment of dividends:
Class A	12,671,944	600,016,543	-	-	24,559,324	1,028,788,933

Class C	643,978	28,341,462	-	-	2,866,468	112,881,494

Class R	397,081	18,345,168	-	-	727,747	29,859,484

Class Y	1,013,709	47,512,553	-	-	2,620,793	108,605,634

Class R6	844,968	39,544,528	-	-	2,491,794	103,010,777

Automatic conversion of Class C shares to Class A shares:
Class A	219,905	4,023,768	131,352	6,407,387	-	-

Class C	(244,592)	(4,023,768)	(140,604)	(6,407,387)	-	-

Reacquired:
Class A	(13,504,511)	(610,747,646)	(3,586,573)	(174,160,387)	(21,064,921)	(981,025,805)

Class C	(1,078,709)	(51,298,817)	(334,623)	(15,175,291)	(12,359,657)	(547,224,659)

Class R	(718,109)	(32,005,245)	(196,675)	(9,346,378)	(1,292,459)	(60,550,424)

Class Y	(5,676,445)	(240,355,361)	(567,970)	(27,269,072)	(9,320,879)	(427,049,780)

Class R6	(4,762,047)	(228,666,759)	(654,016)	(31,430,784)	(4,994,472)	(226,885,622)

Net increase (decrease) in share activity	(999,791)	$(15,387,035)	(2,973,274)	$(143,150,809)	8,006,345	$243,629,173

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 5% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 12–Subsequent Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Main Street Fund® to Invesco Main Street Fund®.

17                      Invesco Oppenheimer Main Street Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(11/01/19)	(04/30/20)	Period[1]	(04/30/20)	Period[2]	Ratio
Class A	$1,000.00	$960.20	$4.05	$1,020.74	$4.17	0.83%
Class C	1,000.00	956.70	7.78	1,016.91	8.02	1.60
Class R	1,000.00	959.00	5.36	1,019.39	5.52	1.10
Class Y	1,000.00	961.50	2.93	1,021.88	3.02	0.60
Class R5	1,000.00	961.80	2.34	1,022.48	2.41	0.48
Class R6	1,000.00	962.10	2.34	1,022.48	2.41	0.48

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18                      Invesco Oppenheimer Main Street Fund®

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469                          Invesco Distributors, Inc.                                                                                     O-MST-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 17, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 17, 2020, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 8, 2020